            As filed with the Securities and     Registration No. 333-68740
   Exchange Commission on January 29, 2002.                       811-10487

===========================================================================
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C.  20549

                             -----------------------
                                    FORM N-1A


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ ]
                           Pre-Effective Amendment No.             [ ]



                        Post-Effective Amendment No. 1             [x]

                                     and/or
             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

                                  ACT OF 1940                      [ ]

                               Amendment No. 2                     [x]


                     (Check appropriate box or boxes)
                            ------------------------
                            HOTCHKIS AND WILEY FUNDS

               (Exact Name of Registrant as Specified in Charter)

   725 S. Figueroa Street, 39th Floor
         Los Angeles, California                                    90017-5439
(Address of Principal Executive Offices)                             (Zip Code)
       Registrant's Telephone Number, including Area Code (213) 430-1000

                                Anna Marie Lopez
                       725 S. Figueroa Street, 39th Floor
                       Los Angeles, California 90017-5439
                    (Name and Address of Agent for Service)
                                with a copy to:

                            Karin Jagel Flynn, Esq.
                       Vedder, Price, Kaufman & Kammholz
                            222 North LaSalle Street
                             Chicago, IL 60601-1003

         Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement.



It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b)
[X]  on February 4, 2002 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



================================================================================
Title of Securities Being Registered..............Shares of Beneficial Interest,
                                                    $.001 par value per share.

                                   PROSPECTUS

                                FEBRUARY 4, 2002


[HOTCHKIS AND WILEY LOGO]

HOTCHKIS AND WILEY LARGE CAP VALUE FUND
Seeks current income and long-term growth of income, as well as capital appreciation. The Fund invests primarily in common stocks of large cap U.S. companies.

HOTCHKIS AND WILEY MID-CAP VALUE FUND
Seeks capital appreciation. The Fund invests primarily in common stocks of mid-cap U.S. companies.

HOTCHKIS AND WILEY SMALL CAP VALUE FUND
Seeks capital appreciation. The Fund invests primarily in common stocks of small cap U.S. companies.

The Funds are separate portfolios of the Hotchkis and Wiley Funds.


This prospectus contains information on Class A, Class B and Class C shares you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.


The Securities and Exchange Commission has not approved or disapproved these securities or the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


                                                                    PAGE

FUND FACTS
------------------------------------------------------------------------

About the Funds.............................................           2
Risk/Return Bar Charts......................................           5
Fees and Expenses...........................................           9

ABOUT THE DETAILS
------------------------------------------------------------------------

How the Funds Invest........................................          15
Investment Risks............................................          16
Additional Information......................................          19

SHAREHOLDER SERVICES
------------------------------------------------------------------------
About Class A, Class B and Class C Shares...................          20
How to Buy, Sell, Transfer and Exchange Shares..............          25
How Shares are Priced.......................................          30
Dividends and Taxes.........................................          31

THE MANAGEMENT TEAM
------------------------------------------------------------------------

Management of the Funds.....................................          32
Financial Highlights........................................          34

TO LEARN MORE
------------------------------------------------------------------------
Information About the Funds...................................Back Cover


                            HOTCHKIS AND WILEY FUNDS

Fund Facts
ABOUT THE FUNDS
--------------------------------------------------------------------------------

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The Hotchkis and Wiley Large Cap Value Fund's ("Large Cap Value Fund") investment objective is current income and long-term growth of income, as well as capital appreciation.

The Hotchkis and Wiley Mid-Cap Value Fund's ("Mid-Cap Value Fund") investment objective is capital appreciation.

The Hotchkis and Wiley Small Cap Value Fund's ("Small Cap Value Fund") investment objective is capital appreciation.

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

The Large Cap Value Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of large capitalization U.S. companies. Hotchkis and Wiley Capital Management, LLC (the "Advisor") currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000 Index. The Large Cap Value Fund also invests in stocks with high cash dividends or payout yields relative to the market.

The Mid-Cap Value Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of mid capitalization U.S. companies. The Advisor currently considers mid-cap companies to be those with market capitalizations like those found in the Russell Midcap Index.

The Small Cap Value Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of small capitalization U.S. companies. The Advisor currently considers small cap companies to be those with market capitalizations of $3 billion or less.

Each Fund may purchase securities in initial public offerings ("IPOs").

VALUE INVESTING:

In investing the assets of each Fund, the Advisor follows a value style. This means that the Advisor buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Value characteristics normally include:

      - low PRICE-TO-EARNINGS RATIO relative to the market

      - low PRICE-TO-BOOK VALUE RATIO relative to the market

The different Funds emphasize these characteristics in different degrees depending on investment objective and market capitalization focus.

In most equity markets, a large number of stocks are "mispriced" by investors due to emotional decisions or limited Wall Street coverage. Stocks may be "undervalued" because they are part of an industry that is out of favor with investors generally. Even in those industries, though, individual companies may have high rates of growth of earnings and be financially sound. At the same time, the price of their common stock may be

 2                          HOTCHKIS AND WILEY FUNDS

Fund Facts

depressed because investors associate the companies with their industries. The portfolio managers exploit these inefficiencies by employing a disciplined bottom-up, value-oriented investment style with an emphasis on internally generated fundamental research. The investment process is designed to expose the Funds to value factors which the portfolio managers believe will lead to attractive risk-adjusted returns.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

All Funds. As with any mutual fund, the value of a Fund's investments, and therefore the value of Fund shares, may go down. These changes may occur because a particular stock or stock market in which a Fund invests is falling. Also, Fund management may select securities which underperform the stock market or other funds with similar investment objectives and investment strategies. Securities purchased in IPOs may not be available in sufficient quantity to affect a Fund's performance, may be subject to greater and more unpredictable price changes than more established stocks and may produce losses. If the value of a Fund's investments goes down, you may lose money. We cannot guarantee that a Fund will achieve its investment objective.

The Funds' value discipline sometimes prevents or limits investments in stocks that are in well-known indexes, like the S&P 500 Index, the Russell 1000 Index, the Russell Midcap Index or the Russell 2000 Index. Also, the returns of the Large Cap Value Fund, the Mid-Cap Value Fund and the Small Cap Value Fund will not necessarily be similar to the returns of the S&P 500 Index or the Russell 1000 Index, the Russell Midcap Index or the Russell 2000 Index, respectively.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Mid-Cap Value Fund and Small Cap Value Fund. Generally, the stock prices of small and mid-size companies vary more than the stock prices of large companies and may present above average risk. Securities of small and mid cap companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing in securities of small or mid cap companies requires a long-term view.

See "Investment Risks" for more information about the risks associated with each Fund.

WHO SHOULD INVEST?

The Large Cap Value Fund may be an appropriate investment for you if you:

      - Are seeking current income and long-term growth of income, as well as capital appreciation, and can withstand the share price volatility of equity investing.

      - Are seeking a diversified portfolio of equity securities.

      - Want a professionally managed and diversified portfolio.

      - Are willing to accept the risk that the value of your investment may decline in order to seek current income and long-term growth of income, as well as capital appreciation.

      - Are prepared to receive taxable dividends.

                            HOTCHKIS AND WILEY FUNDS                           3

Fund Facts

The Mid-Cap Value Fund may be an appropriate investment for you if you:

      - Are seeking capital appreciation and can withstand the share price volatility of equity investing.

      - Are seeking to diversify a portfolio of equity securities to include stocks with market capitalizations like those found in the Russell Midcap Index.

      - Want a professionally managed and diversified portfolio.

      - Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation.

      - Are not looking for current income.

      - Are prepared to receive taxable dividends.

The Small Cap Value Fund may be an appropriate investment for you if you:

      - Are seeking capital appreciation and can withstand the share price volatility of equity investing.

      - Are seeking to diversify a portfolio of equity securities to include small capitalization stocks.

      - Want a professionally managed and diversified portfolio.

      - Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation.

      - Are not looking for current income.

      - Are prepared to receive taxable dividends.

 4                          HOTCHKIS AND WILEY FUNDS

Fund Facts


RISK/RETURN BAR CHARTS

--------------------------------------------------------------------------------


The Funds were organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the "Mercury HW Funds"). The investment objectives and policies of the Mercury HW Funds were substantially similar to those of the Funds, although the investment objective of the Mercury HW Mid-Cap Value Fund was current income and long-term growth of income, as well as capital appreciation. The Funds have the same portfolio managers as the Mercury HW Funds. The bar charts and tables on the following pages show the performance of the Mercury HW Funds, since the Funds assumed that performance upon consummation of the reorganizations on February 4, 2002.



The bar charts and tables on the following pages provide some indication of the risks of investing in the Funds by showing changes in the Mercury HW Funds' performance from year to year and by showing how each Fund's average annual total returns for 1, 5 and 10 years (or for the life of the Fund if less than 5 or 10 years) compare with those of a broad measure of market performance. The bar charts reflect the actual performance of the Class I shares of the Mercury HW Funds (which is the class of shares with the longest performance history), but do not reflect the estimated annual operating expenses of the Funds, which may be different. They also don't reflect any sales charges that may have applied. The average annual total returns also are for the Class I shares of the Mercury HW Funds, but do not reflect any sales charges that may have applied. How a Mercury HW Fund performed in the past is not necessarily an indication of how the Funds will perform in the future.


                            HOTCHKIS AND WILEY FUNDS                           5

Fund Facts


                        LARGE CAP VALUE FUND -- CLASS I*


1992                                                                             13.95%
1993                                                                             15.78%
1994                                                                             -3.49%
1995                                                                             34.43%
1996                                                                             17.39%
1997                                                                             31.16%
1998                                                                              4.34%
1999                                                                             -2.35%
2000                                                                              9.18%
2001                                                                              7.95%


During the period shown in the bar chart, the highest return for a quarter was 13.29% (quarter ended June 30, 1999) and the lowest return for a quarter was -11.52% (quarter ended September 30, 1999).



                AVERAGE ANNUAL TOTAL RETURNS                    PAST         PAST          PAST        SINCE
         (FOR THE PERIODS ENDED DECEMBER 31, 2001)            ONE YEAR    FIVE YEARS    TEN YEARS    INCEPTION
--------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE FUND -- CLASS I*                                7.95%        9.51%       12.21%       10.68%(1)
 S&P 500 INDEX                                                 -11.87%       10.73%       12.97%       12.20%(1)
 RUSSELL 1000 INDEX                                            -12.45%       10.50%       12.85%       12.18%(2)
--------------------------------------------------------------------------------------------------------------



*The returns are for Class I shares, which aren't offered in this prospectus.
 Each class invests in the same portfolio, so annual returns would differ only to the extent that the classes don't have the same expenses. The annual returns of the Class A, Class B and Class C shares will be lower than the returns of the Class I shares, due to the distribution and service fees paid by those classes.



The S&P 500 Index is a capital weighted, unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.



The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.



(1) Since June 24, 1987.



(2) Since July 1, 1987.


 6                          HOTCHKIS AND WILEY FUNDS

Fund Facts


                         MID-CAP VALUE FUND -- CLASS I*


1997                                                                             32.44%
1998                                                                            -10.26%
1999                                                                             16.87%
2000                                                                             44.23%
2001                                                                             15.52%


During the period shown in the bar chart, the highest return for a quarter was 26.36% (quarter ended June 30, 1999) and the lowest return for a quarter was -17.56% (quarter ended September 30, 1998).



                AVERAGE ANNUAL TOTAL RETURNS                     PAST        SINCE
         (FOR THE PERIODS ENDED DECEMBER 31, 2001)             ONE YEAR    INCEPTION
------------------------------------------------------------------------------------
 MID-CAP VALUE FUND -- CLASS I*                                 15.52%     18.27%(1)
 RUSSELL MIDCAP INDEX                                           -5.62%     11.40%(2)
------------------------------------------------------------------------------------



*The returns are for Class I shares, which aren't offered in this prospectus.
 Each class invests in the same portfolio, so annual returns would differ only to the extent that the classes don't have the same expenses. The annual returns of the Class A, Class B and Class C shares will be lower than the returns of the Class I shares, due to the distribution and service fees paid by those classes.



The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.



(1)Since January 2, 1997.



(2)Since January 1, 1997.


                            HOTCHKIS AND WILEY FUNDS                           7

Fund Facts


                        SMALL CAP VALUE FUND -- CLASS I*


1992                                                                             13.73%
1993                                                                             12.59%
1994                                                                              1.12%
1995                                                                             18.43%
1996                                                                             14.26%
1997                                                                             39.52%
1998                                                                            -15.56%
1999                                                                            -12.53%
2000                                                                             27.51%
2001                                                                             33.62%


During the period shown in the bar chart, the highest return for a quarter was 25.72% (quarter ended June 30, 1999) and the lowest return for a quarter was -26.96% (quarter ended September 30, 1998).



                AVERAGE ANNUAL TOTAL RETURNS                     PAST         PAST          PAST        SINCE
         (FOR THE PERIODS ENDED DECEMBER 31, 2001)             ONE YEAR    FIVE YEARS    TEN YEARS    INCEPTION
---------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE FUND -- CLASS I*                                 33.62%       11.92%        11.89%   12.39%(1)
 RUSSELL 2000 INDEX                                                2.49%        7.52%        11.51%   11.33%(1)
---------------------------------------------------------------------------------------------------------------



*The returns are for Class I shares, which aren't offered in this prospectus.
 Each class invests in the same portfolio, so annual returns would differ only to the extent that the classes don't have the same expenses. The annual returns of the Class A, Class B and Class C shares will be lower than the returns of the Class I shares, due to the distribution and service fees paid by those classes.


The Russell 2000 Index is a stock market index comprised of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

(1) Since September 20, 1985.

 8                          HOTCHKIS AND WILEY FUNDS

Fund Facts

FEES AND EXPENSES
--------------------------------------------------------------------------------


The Funds offer three different classes of shares through this prospectus. Class I shares -- which are available to a limited group of investors -- are offered in a separate prospectus. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. You should decide which class best suits your needs. Your financial consultant, selected securities dealer or other financial intermediary can help you with this decision.


THESE TABLES SHOW THE DIFFERENT FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD THE DIFFERENT CLASSES OF SHARES OF A FUND. FUTURE EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED BELOW.

LARGE CAP VALUE FUND


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(A):  CLASS A     CLASS B(B)    CLASS C
--------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on purchases (as a
percentage of offering price)                                   5.25%(c)    None          None
--------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price)                                        None(d)     5.00%(c)      1.00%(c)
--------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on Dividend Reinvestments   None        None          None
--------------------------------------------------------------------------------------------------
Redemption Fee                                                  None        None          None
--------------------------------------------------------------------------------------------------
Exchange Fee                                                    None        None          None
--------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM THE FUND'S TOTAL ASSETS):
--------------------------------------------------------------------------------------------------
Management Fees(e)                                              0.75%       0.75%         0.75%
--------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees(f)                     0.25%       1.00%         1.00%
--------------------------------------------------------------------------------------------------
Other Expenses (including transfer agency fees)                 0.70%       0.70%         0.70%
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                            1.70%       2.45%         2.45%
--------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(e)                      0.40%       0.40%         0.40%
--------------------------------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES(e)                           1.30%       2.05%         2.05%
--------------------------------------------------------------------------------------------------



(a) Certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares.
     See "How to Buy, Sell, Transfer and Exchange Shares."
(b) Class B shares automatically convert to Class A shares about seven years after you buy them and will no longer be subject to distribution fees.
(c) Some investors may qualify for reductions in the sales charge (load).
(d) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.
(e) The Advisor has contractually agreed to waive management fees and/or reimburse expenses through June 30, 2002, as shown in the table. The net annual operating expenses reflect the Advisor's estimate of expenses that will actually be incurred during the Fund's current fiscal year.
(f) If you hold Class B or Class C shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.


                            HOTCHKIS AND WILEY FUNDS                           9

Fund Facts

MID-CAP VALUE FUND


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(A):  CLASS A     CLASS B(B)    CLASS C
--------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on purchases (as a
percentage of offering price)                                   5.25%(c)    None          None
--------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price)                                        None(d)     5.00%(c)      1.00%(c)
--------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on Dividend Reinvestments   None        None          None
--------------------------------------------------------------------------------------------------
Redemption Fee                                                  None        None          None
--------------------------------------------------------------------------------------------------
Exchange Fee                                                    None        None          None
--------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM THE FUND'S TOTAL ASSETS):
--------------------------------------------------------------------------------------------------
Management Fees(e)                                              0.75%       0.75%         0.75%
--------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees(f)                     0.25%       1.00%         1.00%
--------------------------------------------------------------------------------------------------
Other Expenses (including transfer agency fees)                 0.73%       0.73%         0.73%
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                            1.73%       2.48%         2.48%
--------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(e)                      0.33%       0.33%         0.33%
--------------------------------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES(e)                           1.40%       2.15%         2.15%
--------------------------------------------------------------------------------------------------



(a) Certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares.
     See "How to Buy, Sell, Transfer and Exchange Shares."
(b) Class B shares automatically convert to Class A shares about seven years after you buy them and will no longer be subject to distribution fees.
(c) Some investors may qualify for reductions in the sales charge (load).
(d) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.
(e) The Advisor has contractually agreed to waive management fees and/or reimburse expenses through June 30, 2002, as shown in the table. The net annual operating expenses reflect the Advisor's estimate of expenses that will actually be incurred during the Fund's current fiscal year.
(f) If you hold Class B or Class C shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.


 10                         HOTCHKIS AND WILEY FUNDS

Fund Facts

SMALL CAP VALUE FUND


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(A):    CLASS A     CLASS B(B)    CLASS C
----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on purchases (as a
percentage of offering price)                                     5.25%(c)    None          None
----------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price)                                          None(d)     5.00%(c)      1.00%(c)
----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on Dividend Reinvestments     None        None          None
----------------------------------------------------------------------------------------------------
Redemption Fee                                                    2.00%(e)    None          None
----------------------------------------------------------------------------------------------------
Exchange Fee                                                      None        None          None
----------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM THE FUND'S TOTAL ASSETS):
----------------------------------------------------------------------------------------------------
Management Fees(f)                                                0.75%       0.75%         0.75%
----------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees(g)                       0.25%       1.00%         1.00%
----------------------------------------------------------------------------------------------------
Other Expenses (including transfer agency fees)                   0.77%       0.77%         0.77%
----------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                              1.77%       2.52%         2.52%
----------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(f)                        0.27%       0.27%         0.27%
----------------------------------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES(f)                             1.50%       2.25%         2.25%
----------------------------------------------------------------------------------------------------



(a) Certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares.
     See "How to Buy, Sell, Transfer and Exchange Shares."
(b) Class B shares automatically convert to Class A shares about seven years after you buy them and will no longer be subject to distribution fees.
(c) Some investors may qualify for reductions in the sales charge (load).
(d) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.
(e) For redemptions of Small Cap Value Fund Class A shares made within 180 days of purchase.
(f) The Advisor has contractually agreed to waive management fees and/or reimburse expenses through June 30, 2002, as shown in the table. The net annual operating expenses reflect the Advisor's estimate of expenses that will actually be incurred during the Fund's current fiscal year.
(g) If you hold Class B or Class C shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.


                            HOTCHKIS AND WILEY FUNDS                          11

Fund Facts

EXAMPLES:

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.


These examples assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to that particular class and that the Funds' operating expenses remain the same except for the expense reimbursement in effect for the first year. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Examples are given for more than three years only for the classes of shares for which the financial highlights include more than six months. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


LARGE CAP VALUE FUND

Expenses if you did redeem your shares:


                                                               CLASS A           CLASS B           CLASS C
-----------------------------------------------------------------------------------------------------------
 ONE YEAR                                                       $650             $  708             $308
-----------------------------------------------------------------------------------------------------------
 THREE YEARS                                                    $996             $1,025             $725
-----------------------------------------------------------------------------------------------------------


Expenses if you did not redeem your shares:


                                                               CLASS A           CLASS B           CLASS C
-----------------------------------------------------------------------------------------------------------
 ONE YEAR                                                       $650              $208              $208
-----------------------------------------------------------------------------------------------------------
 THREE YEARS                                                    $996              $725              $725
-----------------------------------------------------------------------------------------------------------


 12                         HOTCHKIS AND WILEY FUNDS

Fund Facts

MID-CAP VALUE FUND

Expenses if you did redeem your shares:


                                                                      CLASS A           CLASS B           CLASS C
------------------------------------------------------------------------------------------------------------------

 ONE YEAR                                                             $  660            $  718            $  318
------------------------------------------------------------------------------------------------------------------

 THREE YEARS                                                          $1,011            $1,041            $  741
------------------------------------------------------------------------------------------------------------------

 FIVE YEARS                                                           $1,385            $1,491            $1,291
------------------------------------------------------------------------------------------------------------------

 TEN YEARS                                                            $2,433            $2,651            $2,791
------------------------------------------------------------------------------------------------------------------


Expenses if you did not redeem your shares:


                                                                      CLASS A           CLASS B           CLASS C
------------------------------------------------------------------------------------------------------------------

 ONE YEAR                                                             $  660            $  218            $  218
------------------------------------------------------------------------------------------------------------------

 THREE YEARS                                                          $1,011            $  741            $  741
------------------------------------------------------------------------------------------------------------------

 FIVE YEARS                                                           $1,385            $1,291            $1,291
------------------------------------------------------------------------------------------------------------------

 TEN YEARS                                                            $2,433            $2,519            $2,791
------------------------------------------------------------------------------------------------------------------


                            HOTCHKIS AND WILEY FUNDS                          13

Fund Facts

SMALL CAP VALUE FUND

Expenses if you did redeem your shares:


                                                                      CLASS A           CLASS B           CLASS C
------------------------------------------------------------------------------------------------------------------

 ONE YEAR                                                             $  670            $  728            $  328
------------------------------------------------------------------------------------------------------------------

 THREE YEARS                                                          $1,028            $1,059            $  759
------------------------------------------------------------------------------------------------------------------

 FIVE YEARS                                                           $1,410               N/A               N/A
------------------------------------------------------------------------------------------------------------------

 TEN YEARS                                                            $2,478               N/A               N/A
------------------------------------------------------------------------------------------------------------------


Expenses if you did not redeem your shares:


                                                                      CLASS A           CLASS B           CLASS C
------------------------------------------------------------------------------------------------------------------

 ONE YEAR                                                             $  670            $  228            $  228
------------------------------------------------------------------------------------------------------------------

 THREE YEARS                                                          $1,028            $  759            $  759
------------------------------------------------------------------------------------------------------------------

 FIVE YEARS                                                           $1,410               N/A               N/A
------------------------------------------------------------------------------------------------------------------

 TEN YEARS                                                            $2,478               N/A               N/A
------------------------------------------------------------------------------------------------------------------


 14                         HOTCHKIS AND WILEY FUNDS

About the Details
HOW THE FUNDS INVEST
--------------------------------------------------------------------------------

LARGE CAP VALUE FUND

The Large Cap Value Fund's investment objective is current income and long-term growth of income, as well as capital appreciation.

The Large Cap Value Fund invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of large cap U.S. companies under normal circumstances. We currently consider large cap companies to be those with market capitalizations like those found in the Russell 1000 Index. The market capitalization range of the Index changes constantly, but as of June 30, 2001, the range was from $730 million to $484,240 million. Market capitalization is measured at the time of initial purchase. Some of these securities may be purchased in IPOs. Normally, the Fund invests at least 80% of its net assets in stocks that have a high cash dividend or payout yield relative to the market. Payout yield is defined as dividend yield plus net share repurchases.

In addition to these principal investments, the Fund can invest up to 20% of its total assets in foreign securities. It also may invest in stocks that don't pay dividends, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential.

MID-CAP VALUE FUND

The Mid-Cap Value Fund's investment objective is capital appreciation.

The Mid-Cap Value Fund invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of mid cap U.S. companies under normal circumstances. We currently consider mid cap companies to be those with market capitalizations like those found in the Russell Midcap Index. The market capitalization range of the Index changes constantly, but as of June 30, 2001, the range was from $730 million to $13,300 million. Market capitalization is measured at the time of initial purchase. Some of these securities may be purchased in IPOs.

In addition to these principal investments, the Fund can invest up to 20% of its total assets in foreign securities.

SMALL CAP VALUE FUND

The Small Cap Value Fund's investment objective is capital appreciation.

The Small Cap Value Fund invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of small cap U.S. companies under normal circumstances. We currently consider small cap companies to be those with market capitalizations of $3 billion or less. Market capitalization is measured at the time of initial purchase. Some of these securities may be purchased in IPOs.

In addition to these principal investments, the Fund can invest up to 20% of its total assets in foreign securities.

                            HOTCHKIS AND WILEY FUNDS                          15

About the Details

Each Fund will provide 60 days' prior written notice to shareholders of a change in the Fund's non-fundamental policy of investing at least 80% of its net assets plus borrowings for investment purposes in the type of investments suggested by the Fund's name.

MONEY MARKET INVESTMENTS

To meet redemptions and when waiting to invest cash receipts, the Funds may invest in short-term, investment grade bonds, money market mutual funds and other money market instruments.

TEMPORARY DEFENSIVE INVESTMENTS

A Fund temporarily can invest up to 100% of its assets in short-term, investment grade bonds and other money market instruments in response to adverse market, economic or political conditions. A Fund may not achieve its objective using this type of investing.

INVESTMENT RISKS
--------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in a Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that the Fund's performance will be positive for any period of time.

Each Fund's principal risks are listed below:

MARKET AND SELECTION RISK

Market risk is the risk that the market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that Fund management selects will underperform the market or other funds with similar investment objectives and investment strategies.

INITIAL PUBLIC OFFERING RISKS

The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks.

The Mid-Cap Value Fund and Small Cap Value Fund also are subject to the following principal risks:

RISKS OF INVESTING IN SMALL AND MID-SIZE COMPANIES

The Mid-Cap Value Fund and Small Cap Value Fund invest in the securities of small and mid cap companies. Investment in small and mid cap companies involves more risk than investing in larger, more established companies. Small and mid cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of

 16                         HOTCHKIS AND WILEY FUNDS

About the Details

key personnel. If a product fails, or if management changes, or there are other adverse developments, a Fund's investment in a small cap or mid cap company may lose substantial value.

PORTFOLIO TURNOVER

At times a Fund (particularly the Mid-Cap Value Fund or the Small Cap Value
Fund) may purchase securities for short-term profits, which may result in a high portfolio turnover rate. A high portfolio turnover rate involves certain tax consequences and correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne by the Fund and may adversely affect performance.

All of the Funds also may be subject to the following risks:

FOREIGN MARKET RISK

Each Fund may invest up to 20% of its total assets in securities of companies located in foreign countries, including American Depositary Receipts. American Depositary Receipts are receipts typically issued by an American bank or trust company that show evidence of underlying securities issued by a foreign corporation. Foreign investments involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, investments in foreign securities involve the following risks, which are generally greater for investments in emerging markets:

      - The economies of some foreign markets often do not compare favorably with that of the U.S. in areas such as growth of gross national product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

      - Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.

      - The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair a Fund's ability to purchase or sell foreign securities or transfer its assets or income back into the U.S., or otherwise adversely affect the Fund's operations.

      - Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the U.S.

      - Prices of foreign securities may go up and down more than prices of securities traded in the U.S.

      - Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and the Fund's assets may be uninvested and not earning

                            HOTCHKIS AND WILEY FUNDS                          17

About the Details

        returns. The Fund also may miss investment opportunities or be unable to sell an investment because of these delays.

      - The value of the Fund's foreign holdings (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

      - The costs of foreign securities transactions tend to be higher than those of U.S. transactions.

CONVERTIBLE SECURITIES

Convertibles are generally bonds or preferred stocks that may be converted into common stock. Convertibles typically pay current income, as either interest (bond convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like regular bonds; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

DEBT SECURITIES

Debt securities, such as bonds, involve credit risk, which is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. These securities are also subject to interest rate risk, which is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter-term securities.

DERIVATIVES

The Funds also may use "derivatives." Derivatives are financial instruments, like futures, forwards, swap agreements and options, the values of which are derived from other securities, commodities (such as gold or oil) or indexes (such as the S&P 500 Index). Derivatives may allow a Fund to increase or decrease its level of risk exposure more quickly and efficiently than transactions in other types of instruments. If a Fund invests in derivatives, the investments may not be effective as a hedge against price movements and can limit potential for growth in the value of an interest in a Fund. Derivatives are volatile and involve significant risks, including:

      - Leverage Risk -- Leverage risk is the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

      - Credit Risk -- Credit risk is the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to a Fund.

      - Currency Risk -- Currency risk is the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

      - Liquidity Risk -- Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

 18                         HOTCHKIS AND WILEY FUNDS

About the Details





      ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


Each year the Funds will send investors an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Funds. To reduce expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your financial intermediary otherwise.


If you would like further information about the Funds, including how they invest, please see the Statement of Additional Information.

                            HOTCHKIS AND WILEY FUNDS                          19

Shareholder Services


ABOUT CLASS A, CLASS B AND CLASS C SHARES

--------------------------------------------------------------------------------


Each Fund offers four classes of shares (only Class A, Class B and Class C shares are offered through this prospectus). Each class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio as the other classes of shares of that Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Your financial consultant or other financial intermediary can help you determine which share class is best suited to your personal financial goals.



The Funds' shares are distributed by Stephens Inc. (the "Distributor"). The Distributor is affiliated with the Advisor.



If you select Class A shares, you generally pay the Distributor a sales charge at the time of purchase. If you buy Class A shares, you also pay out of Fund assets a distribution and service fee of 0.25%. You may be eligible for a sales charge reduction or waiver. Because distribution and service fees are paid out of Fund assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges.



If you select Class B or Class C shares, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% and a service fee of 0.25%. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sales charge when you sell Class B or Class C shares.



Certain financial intermediaries may charge you additional fees in connection with transactions in Fund shares. The Advisor, the Distributor or their affiliates may make payments out of their own resources to securities dealers and other financial intermediaries for providing services intended to result in the sale of Fund shares or for shareholder servicing activities. The compensation is discretionary and may be available only to selected selling and servicing agents. The Distributor also may provide non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise.


 20                         HOTCHKIS AND WILEY FUNDS

Shareholder Services



To better understand the pricing of the Funds' shares, we have summarized the information below:



                                         CLASS A                              CLASS B                           CLASS C
--------------------------------------------------------------------------------------------------------------------------------
Availability                  GENERALLY AVAILABLE THROUGH            GENERALLY AVAILABLE               GENERALLY AVAILABLE
                              SELECTED SECURITIES DEALERS            THROUGH SELECTED                  THROUGH SELECTED
                              AND OTHER FINANCIAL                    SECURITIES DEALERS AND            SECURITIES DEALERS AND
                              INTERMEDIARIES.                        OTHER FINANCIAL                   OTHER FINANCIAL
                                                                     INTERMEDIARIES.                   INTERMEDIARIES.
--------------------------------------------------------------------------------------------------------------------------------
Initial Sales Charge?         YES. PAYABLE AT TIME OF                NO. ENTIRE PURCHASE PRICE         NO. ENTIRE PURCHASE PRICE
                              PURCHASE. LOWER SALES CHARGES          IS INVESTED IN SHARES OF          IS INVESTED IN SHARES OF
                              AVAILABLE OR WAIVED FOR                THE FUND.                         THE FUND.
                              CERTAIN INVESTMENTS.
--------------------------------------------------------------------------------------------------------------------------------
Deferred Sales                NO. (MAY BE CHARGED FOR                YES. PAYABLE IF YOU               YES. PAYABLE IF YOU
Charge?                       PURCHASES OVER $1 MILLION THAT         REDEEM WITHIN SIX YEARS           REDEEM WITHIN ONE YEAR OF
                              ARE REDEEMED WITHIN ONE YEAR.)         OF PURCHASE.                      PURCHASE.
--------------------------------------------------------------------------------------------------------------------------------
Redemption Fee?               2% IF YOU REDEEM WITHIN 180            NO.                               NO.
                              DAYS OF PURCHASE (SMALL CAP
                              VALUE FUND ONLY).
--------------------------------------------------------------------------------------------------------------------------------
Distribution and              0.25%.                                 0.25% SERVICE FEE                 0.25% SERVICE FEE
Service Fees?                                                        0.75% DISTRIBUTION FEE.           0.75% DISTRIBUTION FEE.
--------------------------------------------------------------------------------------------------------------------------------
Conversion to Class A         NO.                                    YES, AUTOMATICALLY AFTER          NO.
shares?                                                              APPROXIMATELY SEVEN
                                                                     YEARS.
--------------------------------------------------------------------------------------------------------------------------------


                            HOTCHKIS AND WILEY FUNDS                          21

Shareholder Services


CLASS A SHARES


If you select Class A shares, you will pay a sales charge at the time of purchase as shown in the following table. Securities dealers' compensation will be as shown in the last column.


                                                                           DEALER
                                                                        COMPENSATION
                                AS A % OF            AS A % OF            AS A % OF
     YOUR INVESTMENT         OFFERING PRICE      YOUR INVESTMENT*      OFFERING PRICE
---------------------------------------------------------------------------------------
 LESS THAN $25,000                5.25%                5.54%                5.00%
---------------------------------------------------------------------------------------
 $25,000 BUT LESS THAN
 $50,000                          4.75%                4.99%                4.50%
---------------------------------------------------------------------------------------
 $50,000 BUT LESS THAN
 $100,000                         4.00%                4.17%                3.75%
---------------------------------------------------------------------------------------
 $100,000 BUT LESS THAN
 $250,000                         3.00%                3.09%                2.75%
---------------------------------------------------------------------------------------
 $250,000 BUT LESS THAN
 $1,000,000                       2.00%                2.04%                1.80%
---------------------------------------------------------------------------------------
 $1,000,000 AND OVER              0.00%                0.00%                0.00%
---------------------------------------------------------------------------------------



*Rounded to the nearest one-hundredth percent.


No initial sales charge applies to shares that you buy through reinvestment of dividends.


If you invest $1,000,000 or more in Class A shares, you do not pay an initial sales charge, and the Advisor compensates the selling dealer or other financial intermediary from its own resources. If you redeem your shares within one year after purchase, you may be charged a deferred sales charge of 1.00% of the original cost of the shares being redeemed.



Investors qualifying for significantly reduced initial sales charges on Class A shares may find the initial sales charge alternative particularly attractive, because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with purchases of Class B or Class C shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time also may elect to purchase Class A shares, because over time the accumulated ongoing distribution and service fees on Class B or Class C shares may exceed the initial sales charges and lower distribution and service fees on Class A shares. In addition, the ongoing Class B and Class C distribution and service fees will cause Class B and Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the Class A shares.


A reduced or waived sales charge on a purchase of Class A shares may apply for:

      - Purchases under a RIGHT OF ACCUMULATION or LETTER OF INTENT

      - Purchases paid for with the proceeds of shares redeemed in the prior 60 days from a mutual fund (other than a fund managed by the Advisor) for which an initial sales charge or contingent deferred sales charge was paid; the purchaser must certify to the Distributor at the time of purchase that the purchase is eligible for this waiver.


 22                         HOTCHKIS AND WILEY FUNDS

Shareholder Services

      - Certain programs of selected securities dealers and other financial intermediaries that have an agreement with the Distributor or its affiliates

      - Broker-dealers who act as selling agents



A Right of Accumulation permits you to pay the sales charge applicable to the cost or value (whichever is higher) of all shares you own in the Funds. A Letter of Intent permits you to pay the sales charge that would be applicable if you add up all shares of the Funds that you agree to buy within a 13 month period. Certain restrictions apply.



If you redeem Class A shares and within 60 days buy new shares of the same class, you will not pay a sales charge on the new purchase amount. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your financial consultant, selected securities dealer, other financial intermediary or the Funds' Transfer Agent at 1-866-HW-FUNDS (1-866-493-8637).



CLASS B AND CLASS C SHARES



If you select Class B or Class C shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within six years after purchase or Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution fees of 0.75% and service fees of 0.25% each year under a distribution plan that the Funds have adopted under Rule 12b-1 under the Investment Company Act of 1940. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor uses the money that it receives from the deferred sales charges and the distribution fees to cover the costs of marketing, advertising and compensating the financial consultant, selected securities dealer or other financial intermediary who assists you in purchasing Fund shares. The service fees pay for personal services provided to shareholders and the maintenance of shareholder accounts.



For purposes of computing any deferred sales charge that may be payable upon disposition of Class B or Class C shares of the Mid-Cap Value Fund, your holding period of Class B or Class C shares of the Mercury HW Mid-Cap Value Fund will be added to your holding period of those shares of the Mid-Cap Value Fund, but the Mercury HW Mid-Cap Value Fund deferred sales charge schedule will apply.


                            HOTCHKIS AND WILEY FUNDS                          23

Shareholder Services

CLASS B SHARES

If you redeem Class B shares within six years after purchase, you may be charged a deferred sales charge. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:

  YEAR SINCE PURCHASE      SALES CHARGE*
------------------------------------------
 0 - 1                         5.00%
------------------------------------------
 1 - 2                         4.00%
------------------------------------------
 2 - 3                         3.00%
------------------------------------------
 3 - 4                         3.00%
------------------------------------------
 4 - 5                         2.00%
------------------------------------------
 5 - 6                         1.00%
------------------------------------------
 6 AND THEREAFTER              0.00%
------------------------------------------


* The percentage charge will apply to the original cost of the shares being redeemed. Shares acquired through reinvestment of dividends are not subject to a deferred sales charge.



Your Class B shares convert automatically into Class A shares approximately seven years after purchase. Any Class B shares received through reinvestment of dividends paid on converting shares will also convert at that time. Class A shares are subject to lower annual expenses than Class B shares. The conversion of Class B shares to Class A shares is not a taxable event for Federal income tax purposes.


CLASS C SHARES


If you redeem Class C shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the original cost of the shares being redeemed. You will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends.


Class C shares do not offer a conversion privilege.


REDUCTION OR WAIVER OF DEFERRED SALES CHARGE



The deferred sales charge relating to Class B and Class C shares may be reduced or waived in certain circumstances, such as:



      - Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70 1/2 years old



      - Redemption by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers



      - Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year after death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary termination of an account in which Fund shares are held



      - Withdrawal through a Systematic Withdrawal Plan


 24                         HOTCHKIS AND WILEY FUNDS

Shareholder Services


HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES
--------------------------------------------------------------------------------


The chart on the following pages summarizes how to buy, sell, transfer and exchange shares through your financial consultant, selected securities dealer, broker, investment adviser, service provider or other financial intermediary. You also may buy shares through the Transfer Agent. To learn more about buying shares through the Transfer Agent, call 1-866-HW-FUNDS (1-866-493-8637). Because the selection of a mutual fund involves many considerations, your financial consultant, selected securities dealer or other financial intermediary may help you with this decision. The Funds do not issue share certificates.


Because of the high cost of maintaining smaller shareholder accounts, the Funds may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before a Fund takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts.

Short-term or excessive trading into or out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in Fund management's opinion, have a pattern of short-term or excessive trading or whose trading has been disruptive to a Fund.

SMALL CAP VALUE FUND -- REDEMPTION FEE

The Small Cap Value Fund will deduct a redemption fee of 2% from the redemption amount if an investor sells Class A shares after holding them less than 180 days. This fee is paid to the Fund rather than to the Advisor, and is designed to offset the brokerage commissions, market impact and other costs associated with fluctuations in Fund asset levels and cash-flow caused by short-term shareholder trading. The shares held longest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee does not apply to shares acquired through reinvestment of distributions, shares held in retirement plans or shares redeemed through systematic withdrawal plans. The redemption fee will not apply to omnibus account arrangements through financial intermediaries. However, these intermediaries may impose the redemption fee on their customers for the credit of the Fund. In addition, the Fund reserves the right nonetheless to deduct the fee on redemptions from such accounts where a pattern of excessive trading is determined to be harmful to the Fund.

                            HOTCHKIS AND WILEY FUNDS                          25

Shareholder Services



  IF YOU WANT TO                YOUR CHOICES                        INFORMATION IMPORTANT FOR YOU TO KNOW
-----------------------------------------------------------------------------------------------------------------
BUY SHARES             First, select the share class        Refer to the pricing of shares table on page 21. Be
                       appropriate for you                  sure to read this prospectus carefully.
                       ------------------------------------------------------------------------------------------
                       Next, determine the amount of        The minimum initial investment is $2,500 ($1,000 for
                       your investment                      IRA or other retirement accounts).
                                                            The maximum initial investment in Class B shares is
                                                            $250,000.
                                                            (The minimums for initial investments may be reduced
                                                            or waived under certain circumstances.)
                       ------------------------------------------------------------------------------------------
                       Have your financial consultant,      The price of your shares is based on the next
                       selected securities dealer or        calculation of net asset value after receipt of your
                       other financial intermediary         order. Purchase orders received prior to the close of
                       submit your purchase order           regular trading on the New York Stock Exchange
                                                            (generally, 4:00 p.m. Eastern time) are priced at the
                                                            net asset value determined that day. Certain
                                                            financial intermediaries, however, may require
                                                            submission of orders prior to that time.
                                                            Purchase orders received after that time are priced
                                                            at the net asset value determined on the next
                                                            business day. The Fund may reject any order to buy
                                                            shares and may suspend the sale of shares at any
                                                            time. Certain financial intermediaries may charge a
                                                            fee to process a purchase.
                       ------------------------------------------------------------------------------------------
                       Or contact the Transfer Agent        To purchase shares directly, call the Transfer Agent
                                                            at 1-866-HW-FUNDS (1-866-493-8637) and request a
                                                            purchase application. Mail the completed purchase
                                                            application to the Transfer Agent at the address on
                                                            the inside back cover of this prospectus.
-----------------------------------------------------------------------------------------------------------------
ADD TO YOUR            Purchase additional shares           The minimum investment for additional purchases is
INVESTMENT                                                  generally $100.
                                                            (The minimums for additional purchases may be waived
                                                            under certain circumstances.)
                       ------------------------------------------------------------------------------------------
                       Acquire additional shares            All dividends are automatically reinvested without a
                       through the automatic dividend       sales charge.
                       reinvestment plan
                       ------------------------------------------------------------------------------------------
                       Participate in the automatic         You may invest a specific amount on a periodic basis
                       investment plan                      through your selected securities dealer or other
                                                            financial intermediary.
                                                            The current minimum for such automatic reinvestments
                                                            is $100, with a maximum of 2 transactions per month.
                                                            The minimum may be waived or revised under certain
                                                            circumstances.
-----------------------------------------------------------------------------------------------------------------


 26                         HOTCHKIS AND WILEY FUNDS

Shareholder Services



  IF YOU WANT TO                YOUR CHOICES                        INFORMATION IMPORTANT FOR YOU TO KNOW
-----------------------------------------------------------------------------------------------------------------
TRANSFER SHARES TO     Transfer to a participating          You may transfer your Fund shares to another selected
ANOTHER SECURITIES     securities dealer or other           securities dealer or other financial intermediary if
DEALER OR OTHER        financial intermediary               authorized dealer agreements are in place between the
FINANCIAL                                                   Distributor and the transferring intermediary and the
INTERMEDIARY                                                Distributor and the receiving intermediary. Certain
                                                            shareholder services may not be available for all
                                                            transferred shares. You may only purchase additional
                                                            shares of Funds previously owned before the transfer.
                                                            All future trading of these assets must be
                                                            coordinated by the receiving intermediary.
                       ------------------------------------------------------------------------------------------
                       Transfer to a non-participating      You must either:
                       securities dealer or other           - Transfer your shares to an account with the
                       financial intermediary               Transfer Agent or
                                                            - Sell your shares, paying any applicable deferred
                                                            sales charge.
-----------------------------------------------------------------------------------------------------------------
SELL YOUR SHARES       Have your financial consultant,      The price of your shares is based on the next
                       selected securities dealer or        calculation of net asset value after receipt of your
                       other financial intermediary         order. For your redemption request to be priced at
                       submit your sales order              the net asset value on the day of your request, you
                                                            must submit your request to your selected securities
                                                            dealer or other financial intermediary prior to that
                                                            day's close of regular trading on the New York Stock
                                                            Exchange (generally, 4:00 p.m. Eastern time). Certain
                                                            financial intermediaries, however, may require
                                                            submission of orders prior to that time. Redemption
                                                            requests received after that time are priced at the
                                                            net asset value at the close of regular trading on
                                                            the next business day.
                                                            Certain financial intermediaries may charge a fee to
                                                            process a sale of shares. No processing fee is
                                                            charged if you redeem the shares directly through the
                                                            Transfer Agent. A redemption fee may apply for Class
                                                            A shares of the Small Cap Value Fund held less than
                                                            180 days.
                                                            The Fund may reject an order to sell shares under
                                                            certain circumstances permitted by the Securities and
                                                            Exchange Commission, including during unusual market
                                                            conditions or emergencies when the Fund can't
                                                            determine the value of its assets or sell its
                                                            holdings.
-----------------------------------------------------------------------------------------------------------------


                            HOTCHKIS AND WILEY FUNDS                          27

Shareholder Services



  IF YOU WANT TO                YOUR CHOICES                        INFORMATION IMPORTANT FOR YOU TO KNOW
-----------------------------------------------------------------------------------------------------------------
                       Sell through the Transfer Agent      You may sell shares held at the Transfer Agent by
                                                            writing to the Transfer Agent at the address on the
                                                            inside back cover of this prospectus. All
                                                            shareholders on the account must sign the letter. A
                                                            signature guarantee will generally be required, but
                                                            may be waived, if your redemption proceeds (i) are
                                                            more than $50,000, (ii) are paid to a person other
                                                            than the owner(s) shown on the Transfer Agent's
                                                            register, (iii) are sent to an address or bank
                                                            account that is different from the Transfer Agent's
                                                            register or has changed within 30 days, or (iv) are
                                                            paid to a corporation, partnership, trust or
                                                            fiduciary. You can obtain a signature guarantee from
                                                            a bank, securities dealer, securities broker, credit
                                                            union, savings association, national securities
                                                            exchange or registered securities association. A
                                                            notary public seal will not be acceptable. You may
                                                            have to supply additional documentation at the
                                                            request of the Transfer Agent, depending on the type
                                                            of account. The Transfer Agent will normally mail
                                                            redemption proceeds within seven days following
                                                            receipt of a properly completed request. If you make
                                                            a redemption request before a Fund has collected
                                                            payment for the purchase of shares, the Fund or the
                                                            Transfer Agent may delay mailing your proceeds. This
                                                            delay will usually not exceed 12 days from the date
                                                            of purchase.
                                                            You may also sell shares held at the Transfer Agent
                                                            by telephone request if the amount being sold is less
                                                            than $50,000 and if certain other conditions are met.
                                                            Contact the Transfer Agent at 1-866-HW-FUNDS
                                                            (1-866-493-8637) for details.
-----------------------------------------------------------------------------------------------------------------
SELL SHARES            Participate in a Fund's              You can choose to receive systematic payments from
SYSTEMATICALLY         Systematic Withdrawal Plan           your Fund account either by check or through direct
                                                            deposit to your bank account of at least $100 per
                                                            payment if you have at least $10,000 in your account.
                                                            You can generally arrange through your selected
                                                            securities dealer or other financial intermediary for
                                                            systematic sales of shares of a fixed dollar amount
                                                            as frequently as monthly, subject to certain
                                                            conditions. Under either method, you must have
                                                            dividends automatically reinvested.
                                                            The deferred sales charge is waived for systematic
                                                            redemptions. Ask your financial intermediary or the
                                                            Transfer Agent for details.
                                                            Each withdrawal is a taxable event.
-----------------------------------------------------------------------------------------------------------------


 28                         HOTCHKIS AND WILEY FUNDS

Shareholder Services



  IF YOU WANT TO                YOUR CHOICES                        INFORMATION IMPORTANT FOR YOU TO KNOW
-----------------------------------------------------------------------------------------------------------------
EXCHANGE YOUR          Select the Fund into which you       You can exchange your shares of a Fund for shares of
SHARES                 want to exchange.                    another Fund subject to the policies and procedures
                                                            adopted by the participating securities dealer or
                                                            other financial intermediary. You must have held the
                                                            shares used in the exchange for at least 30 calendar
                                                            days before you can exchange to another Fund. The
                                                            minimum exchange amount is $1,000. Exchanges are
                                                            generally considered a sale for Federal income tax
                                                            purposes.
                                                            Each class of Fund shares is generally exchangeable
                                                            for shares of the same class of another Fund.
                                                            The time you hold Class B or Class C shares in both
                                                            Funds will count when determining your holding period
                                                            for calculating a deferred sales charge at
                                                            redemption. Your time in both Funds will also count
                                                            when determining the holding period for a conversion
                                                            from Class B to Class A shares.
                                                            To exercise the exchange privilege, contact your
                                                            financial consultant, selected securities dealer or
                                                            other financial intermediary or call the Transfer
                                                            Agent at 1-866-HW-FUNDS (1-866-493-8637). Each Fund
                                                            reserves the right to require a properly completed
                                                            Telephone Redemption Application.
                                                            Although there is currently no limit on the number of
                                                            exchanges that you can make, the exchange privilege
                                                            may be modified or terminated at any time in the
                                                            future on 60 days' notice to shareholders. The Funds
                                                            may refuse to permit exchanges to prevent
                                                            shareholders from market-timing a Fund.
-----------------------------------------------------------------------------------------------------------------


                            HOTCHKIS AND WILEY FUNDS                          29

Shareholder Services


HOW SHARES ARE PRICED
--------------------------------------------------------------------------------


When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. A Fund's net asset value is the market value in U.S. dollars of the Fund's total assets after deducting liabilities, divided by the number of shares outstanding. Expenses, including the fees payable to the Advisor, are accrued daily. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge or redemption fee. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open as of the close of regular trading on the Exchange based on prices at the time of closing. Regular trading on the Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your price is the next one calculated after your purchase or redemption order is placed. If market quotations are not available, a Fund may use fair value.


A Fund may accept orders from certain authorized financial intermediaries or their designees. Each Fund will be deemed to receive an order when received in proper form by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such receipt. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.


Generally, Class A shares will have a higher net asset value than Class B or Class C shares. Also dividends paid on Class A shares will generally be higher than dividends paid on Class B and Class C shares because Class A shares have lower expenses.


 30                         HOTCHKIS AND WILEY FUNDS

Shareholder Services

DIVIDENDS AND TAXES
--------------------------------------------------------------------------------


The Funds will distribute any net realized long-term or short-term capital gains at least annually. The Mid-Cap Value Fund and the Small Cap Value Fund will distribute any net investment income at least annually. The Large Cap Value Fund will distribute any net investment income semi-annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends and distributions may be reinvested automatically in shares of a Fund at net asset value without a sales charge or may be taken in cash. If your account is with a selected securities dealer or other financial intermediary that has an agreement with a Fund, contact your dealer or intermediary about which option you would like. If your account is with the Transfer Agent and you would like to receive dividends in cash, contact the Transfer Agent. The Funds anticipate that the majority of their respective dividends, if any, will consist of ordinary income. Capital gains, if any, may be taxable to you at different rates, depending, in part, on how long a Fund has held the assets sold.



You may be subject to Federal income tax on dividends from a Fund, whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to Federal income tax. Capital gains are generally taxed at different rates than ordinary income dividends. In addition, dividends from a Fund may be subject to state and local income taxes.


Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, a Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.


By law, each Fund must withhold 30% of your dividends and redemption proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.


This section summarizes some of the consequences under current Federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

                            HOTCHKIS AND WILEY FUNDS                          31

The Management Team
MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE ADVISOR


Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439, has been the Funds' investment advisor since their inception. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are employees of the Advisor, and Stephens-H&W, a limited liability company whose primary member is Stephens Group, Inc., which is a diversified holding company. The Advisor supervises and arranges the purchase and sale of securities held in the Funds' portfolios. The Advisor also manages other investment companies and separate investment advisory accounts.


The table below shows the annual fees to be paid to the Advisor as a percentage of average net assets.

                          FUND                             %
                          ----                            ----
Large Cap Value.........................................  0.75
Mid-Cap Value...........................................  0.75
Small Cap Value.........................................  0.75


The Advisor has agreed to make reimbursements so that the regular annual operating expenses of each Fund will be limited as shown in the tables on pages 9 through 11. The Advisor has agreed to these expense limits through June 2002, and will thereafter give shareholders at least 30 days' notice if this reimbursement policy will change.


The Advisor is allowed to allocate brokerage based on sales of shares of the Funds.


PORTFOLIO MANAGERS


The portfolio managers who have responsibility for the day-to-day management of the Funds' portfolios are listed below.

LARGE CAP VALUE FUND

The portfolio managers of the Large Cap Value Fund are Gail Bardin and Sheldon Lieberman. Ms. Bardin is a principal of the Advisor. She was a managing director of Mercury Advisors (the investment advisor of the Mercury HW Funds) and began co-managing the Mercury HW Large Cap Value Fund in April 1994. She has been a portfolio manager since 1988. Mr. Lieberman is a principal of the Advisor. He joined Mercury Advisors as a portfolio manager in 1994 and began co-managing the Mercury HW Large Cap Value Fund in August 1997. Before joining Mercury Advisors, Mr. Lieberman was the Chief Investment Officer for the Los Angeles County Employees Retirement Association.

 32                         HOTCHKIS AND WILEY FUNDS

The Management Team

MID-CAP VALUE FUND

The portfolio managers of the Mid-Cap Value Fund are Stan Majcher and Jim Miles. Mr. Majcher is a principal of the Advisor. Mr. Majcher was a portfolio manager of the Mercury HW Mid-Cap Value Fund beginning in January 1999. Mr. Majcher joined Mercury Advisors in August 1996 as a domestic equity analyst. From 1994 to 1996, he was an investment banking analyst at Merrill Lynch & Co. Inc. Mr. Miles is a principal of the Advisor. He joined Mercury Advisors as a portfolio manager in 1995, and served as a portfolio manager of the Mercury HW Mid-Cap Value Fund since it began in January 1997. Before joining Mercury Advisors, Mr. Miles was with BT Securities Corporation (an affiliate of Bankers Trust New York Corporation) as vice president in the BT Securities Finance Group from 1988 to 1995.

SMALL CAP VALUE FUND


The portfolio managers of the Small Cap Value Fund are Jim Miles and David Green. Mr. Miles began co-managing the Mercury HW Small Cap Value Fund in May 1995 when he joined Mercury Advisors. Mr. Miles' background is described under "Mid-Cap Value Fund" above. Mr. Green, a principal of the Advisor, joined Mercury Advisors in 1997 as a portfolio manager and began co-managing the Mercury HW Small Cap Value Fund in July 1997. Before that, Mr. Green was associated with Goldman Sachs Asset Management, where he worked as an investment analyst from November 1995. Before that, he was an investment manager and analyst with Prudential Investment Advisors.


                            HOTCHKIS AND WILEY FUNDS                          33

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The financial highlights tables are intended to help you understand the Funds' financial performance by showing information for the Mercury HW Funds since the inception of each class through the fiscal periods ended June 30, 2001. The Mercury HW Large Cap Value Fund did not offer Class A, B or C shares as of June 30, 2001. The Funds are the accounting survivors of the Mercury HW Funds. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Mercury HW Funds (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal periods ended June 30, 2001 were audited by independent auditors who do not serve as independent auditors to the Funds. The auditors' reports and the Mercury HW Funds' financial statements are included in the Mercury HW Funds' annual reports, which are available upon request. Further performance information is contained in each annual report.



MID-CAP VALUE FUND



                                                              CLASS A                CLASS B                CLASS C
                                                         ------------------     ------------------     ------------------
                                                           FOR THE PERIOD         FOR THE PERIOD         FOR THE PERIOD
INCREASE (DECREASE) IN                                   JANUARY 2, 2001(+)     JANUARY 2, 2001(+)     JANUARY 2, 2001(+)
NET ASSET VALUE:                                          TO JUNE 30, 2001       TO JUNE 30, 2001       TO JUNE 30, 2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $15.02                 $15.02                 $15.02
-------------------------------------------------------------------------------------------------------------------------
Investment income -- net                                          .04                    .01                     --(++++)
-------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain on investments -- net               2.06                   2.03                   2.05
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.10                   2.04                   2.05
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $17.12                 $17.06                 $17.07
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:**
-------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share                              13.98%(+++)            13.58%(+++)            13.65%(+++)
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement                                   1.40%*                 2.15%*                 2.14%*
-------------------------------------------------------------------------------------------------------------------------
Expenses                                                         2.22%*                 2.96%*                 2.96%*
-------------------------------------------------------------------------------------------------------------------------
Investment income -- net                                         1.02%*                  .23%*                  .18%*
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                         $844                 $3,925                 $2,400
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                138%(++)               138%(++)               138%(++)
-------------------------------------------------------------------------------------------------------------------------



* Annualized.


**Total investment returns exclude the effects of sales charges. The Fund's former investment advisor or its affiliate waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


(+)


  Commencement of operations.


(++)


  For the period July 1, 2000 to June 30, 2001.


(+++)


  Aggregate total investment return.


(++++)


  Amount is less than $.01 per share.


 34                         HOTCHKIS AND WILEY FUNDS

SMALL CAP VALUE FUND



                                                                   CLASS A(+)
                                                              ---------------------
                                                                 FOR THE PERIOD
INCREASE (DECREASE) IN                                        OCTOBER 6, 2000(+) TO
NET ASSET VALUE:                                                  JUNE 30, 2001
-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $19.64
-----------------------------------------------------------------------------------
Investment income -- net                                                 .16
-----------------------------------------------------------------------------------
Realized and unrealized gain on investments -- net                      7.07
-----------------------------------------------------------------------------------
Total from investment operations                                        7.23
-----------------------------------------------------------------------------------
Less dividends from investment income -- net                            (.01)
-----------------------------------------------------------------------------------
Net asset value, end of period                                        $26.86
-----------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:*
-----------------------------------------------------------------------------------
Based on net asset value per share                                     38.28%(++)
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------
Expenses, net of reimbursement                                          1.50%**
-----------------------------------------------------------------------------------
Expenses                                                                1.62%**
-----------------------------------------------------------------------------------
Investment income -- net                                                1.42%**
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $26
-----------------------------------------------------------------------------------
Portfolio turnover                                                       197%(+++)
-----------------------------------------------------------------------------------



* Total investment returns exclude the effects of sales charges. The Fund's former investment advisor waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


**Annualized.


(+)
  Prior to October 6, 2000, Class A shares were designated as Distributor Class shares. No such Distributor Class shares were outstanding on such date.


(++)


  Aggregate total investment return.


(+++)


  For the period July 1, 2000 to June 30, 2001.


                            HOTCHKIS AND WILEY FUNDS                          35


FUNDS
Hotchkis and Wiley Large Cap Value Fund
Hotchkis and Wiley Mid-Cap Value Fund
Hotchkis and Wiley Small Cap Value Fund
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
1-866-HW-FUNDS
(1-866-493-8637)

ADVISOR
Hotchkis and Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
1-213-430-1000

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202-5209
1-866-HW-FUNDS
(1-866-493-8637)

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, California 90071

DISTRIBUTOR
Stephens Inc.
111 Center Street, Suite 300
Little Rock, Arkansas 72201

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

COUNSEL
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, Illinois 60601-1003

                            HOTCHKIS AND WILEY FUNDS
                                ---------------

                          INFORMATION ABOUT THE FUNDS

Please read this Prospectus before you invest in the Funds. Keep the Prospectus for future reference. You can get additional information about the Funds in:

- Statement of Additional Information (SAI) (incorporated by reference into -- legally a part of -- this Prospectus)

- Annual Report (contains a discussion of market conditions and investment strategies that affected Fund performance)

- Semi-annual Report

To get this information and other information regarding the Funds free of charge or for shareholder questions, contact the Funds' Transfer Agent:


                        U.S. Bancorp Fund Services, LLC

                            615 East Michigan Street
                        Milwaukee, Wisconsin 53202-5209
                                 1-866-HW-FUNDS

- call 1-202-942-8090 for information on the Commission's Public Reference Room, where documents can be reviewed and copied

- the information is available at the SEC's Internet site at http://www.sec.gov

- copies of the information retrievable from the SEC's Internet site are available upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section at Washington, DC 20549-0102

   You should rely only on the information contained in this Prospectus when deciding whether to invest. No one is authorized to provide you with information that is different.

                   Investment Company Act File No. 811-10487

                           [HOTCHKIS AND WILEY LOGO]

                            HOTCHKIS AND WILEY FUNDS


                                   PROSPECTUS

                            CLASS A, B AND C SHARES

                                FEBRUARY 4, 2002

           ----------------------------------------------------------
                    HOTCHKIS AND WILEY LARGE CAP VALUE FUND
           ----------------------------------------------------------
                     HOTCHKIS AND WILEY MID-CAP VALUE FUND
           ----------------------------------------------------------
                    HOTCHKIS AND WILEY SMALL CAP VALUE FUND
           ----------------------------------------------------------

                           725 SOUTH FIGUEROA STREET


                                   39TH FLOOR


                         LOS ANGELES, CALIFORNIA 90017


                                 1-866-HW-FUNDS


                                (1-866-493-8637)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   PROSPECTUS

                                FEBRUARY 4, 2002


[HOTCHKIS AND WILEY LOGO]

HOTCHKIS AND WILEY LARGE CAP VALUE FUND
Seeks current income and long-term growth of income, as well as capital appreciation. The Fund invests primarily in common stocks of large cap U.S. companies.

HOTCHKIS AND WILEY MID-CAP VALUE FUND
Seeks capital appreciation. The Fund invests primarily in common stocks of mid-cap U.S. companies.

HOTCHKIS AND WILEY SMALL CAP VALUE FUND
Seeks capital appreciation. The Fund invests primarily in common stocks of small cap U.S. companies.

The Funds are separate portfolios of the Hotchkis and Wiley Funds.


This prospectus contains information on Class I shares you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.


The Securities and Exchange Commission has not approved or disapproved these securities or the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


                                                             PAGE

FUND FACTS
-----------------------------------------------------------------

About the Funds.............................................    2
Risk/Return Bar Charts......................................    5
Fees and Expenses...........................................    9

ABOUT THE DETAILS
-----------------------------------------------------------------

How the Funds Invest........................................   13
Investment Risks............................................   14
Additional Information......................................   17

SHAREHOLDER SERVICES
-----------------------------------------------------------------
About Class I Shares........................................   18
How to Buy Shares...........................................   19
How to Sell Shares..........................................   20
How to Exchange Shares......................................   22
How Shares are Priced.......................................   23
Dividends and Taxes.........................................   24

THE MANAGEMENT TEAM
-----------------------------------------------------------------

Management of the Funds.....................................   25
Financial Highlights........................................   27

TO LEARN MORE
-----------------------------------------------------------------
Information About the Funds............................Back Cover


                            HOTCHKIS AND WILEY FUNDS

Fund Facts
ABOUT THE FUNDS
--------------------------------------------------------------------------------

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The Hotchkis and Wiley Large Cap Value Fund's ("Large Cap Value Fund") investment objective is current income and long-term growth of income, as well as capital appreciation.

The Hotchkis and Wiley Mid-Cap Value Fund's ("Mid-Cap Value Fund") investment objective is capital appreciation.

The Hotchkis and Wiley Small Cap Value Fund's ("Small Cap Value Fund") investment objective is capital appreciation.

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

The Large Cap Value Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of large capitalization U.S. companies. Hotchkis and Wiley Capital Management, LLC (the "Advisor") currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000 Index. The Large Cap Value Fund also invests in stocks with high cash dividends or payout yields relative to the market.

The Mid-Cap Value Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of mid capitalization U.S. companies. The Advisor currently considers mid-cap companies to be those with market capitalizations like those found in the Russell Midcap Index.

The Small Cap Value Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of small capitalization U.S. companies. The Advisor currently considers small cap companies to be those with market capitalizations of $3 billion or less.

Each Fund may purchase securities in initial public offerings ("IPOs").

VALUE INVESTING:

In investing the assets of each Fund, the Advisor follows a value style. This means that the Advisor buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Value characteristics normally include:

      - low PRICE-TO-EARNINGS RATIO relative to the market

      - low PRICE-TO-BOOK VALUE RATIO relative to the market

The different Funds emphasize these characteristics in different degrees depending on investment objective and market capitalization focus.

In most equity markets, a large number of stocks are "mispriced" by investors due to emotional decisions or limited Wall Street coverage. Stocks may be "undervalued" because they are part of an industry that is out of favor with investors generally. Even in those industries, though, individual companies may have high rates of growth of earnings and be financially sound. At the same time, the price of their common stock may be

 2                          HOTCHKIS AND WILEY FUNDS

Fund Facts

depressed because investors associate the companies with their industries. The portfolio managers exploit these inefficiencies by employing a disciplined bottom-up, value-oriented investment style with an emphasis on internally generated fundamental research. The investment process is designed to expose the Funds to value factors which the portfolio managers believe will lead to attractive risk-adjusted returns.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

All Funds. As with any mutual fund, the value of a Fund's investments, and therefore the value of Fund shares, may go down. These changes may occur because a particular stock or stock market in which a Fund invests is falling. Also, Fund management may select securities which underperform the stock market or other funds with similar investment objectives and investment strategies. Securities purchased in IPOs may not be available in sufficient quantity to affect a Fund's performance, may be subject to greater and more unpredictable price changes than more established stocks and may produce losses. If the value of a Fund's investments goes down, you may lose money. We cannot guarantee that a Fund will achieve its investment objective.

The Funds' value discipline sometimes prevents or limits investments in stocks that are in well-known indexes, like the S&P 500 Index, the Russell 1000 Index, the Russell Midcap Index or the Russell 2000 Index. Also, the returns of the Large Cap Value Fund, the Mid-Cap Value Fund and the Small Cap Value Fund will not necessarily be similar to the returns of the S&P 500 Index or the Russell 1000 Index, the Russell Midcap Index or the Russell 2000 Index, respectively.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Mid-Cap Value Fund and Small Cap Value Fund. Generally, the stock prices of small and mid-size companies vary more than the stock prices of large companies and may present above average risk. Securities of small and mid cap companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing in securities of small or mid cap companies requires a long-term view.

See "Investment Risks" for more information about the risks associated with each Fund.

WHO SHOULD INVEST?

The Large Cap Value Fund may be an appropriate investment for you if you:

      - Are seeking current income and long-term growth of income, as well as capital appreciation, and can withstand the share price volatility of equity investing.

      - Are seeking a diversified portfolio of equity securities.

      - Want a professionally managed and diversified portfolio.

      - Are willing to accept the risk that the value of your investment may decline in order to seek current income and long-term growth of income, as well as capital appreciation.

      - Are prepared to receive taxable dividends.

                            HOTCHKIS AND WILEY FUNDS                           3

Fund Facts

The Mid-Cap Value Fund may be an appropriate investment for you if you:

      - Are seeking capital appreciation and can withstand the share price volatility of equity investing.

      - Are seeking to diversify a portfolio of equity securities to include stocks with market capitalizations like those found in the Russell Midcap Index.

      - Want a professionally managed and diversified portfolio.

      - Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation.

      - Are not looking for current income.

      - Are prepared to receive taxable dividends.

The Small Cap Value Fund may be an appropriate investment for you if you:

      - Are seeking capital appreciation and can withstand the share price volatility of equity investing.

      - Are seeking to diversify a portfolio of equity securities to include small capitalization stocks.

      - Want a professionally managed and diversified portfolio.

      - Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation.

      - Are not looking for current income.

      - Are prepared to receive taxable dividends.

 4                          HOTCHKIS AND WILEY FUNDS

Fund Facts


RISK/RETURN BAR CHARTS

--------------------------------------------------------------------------------


The Funds were organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the "Mercury HW Funds"). The investment objectives and policies of the Mercury HW Funds were substantially similar to those of the Funds, although the investment objective of the Mercury HW Mid-Cap Value Fund was current income and long-term growth of income, as well as capital appreciation. The Funds have the same portfolio managers as the Mercury HW Funds. The bar charts and tables on the following pages show the performance of the Mercury HW Funds, since the Funds assumed that performance upon consummation of the reorganizations on February 4, 2002.



The bar charts and tables on the following pages provide some indication of the risks of investing in the Funds by showing changes in the Mercury HW Funds' performance from year to year and by showing how each Fund's average annual total returns for 1, 5 and 10 years (or for the life of the Fund if less than 5 or 10 years) compare with those of a broad measure of market performance. The bar charts reflect the actual performance of the Class I shares of the Mercury HW Funds (which are comparable to Class I shares of the Funds), but do not reflect the estimated annual operating expenses of the Funds, which may be different. They also don't reflect any sales charges that may have applied, since sales charges are not imposed on Class I shares of the Funds. The average annual total returns also are for the Class I shares of the Mercury HW Funds, but do not reflect any sales charges that may have applied. How a Mercury HW Fund performed in the past is not necessarily an indication of how the Funds will perform in the future.


                            HOTCHKIS AND WILEY FUNDS                           5

Fund Facts


                              LARGE CAP VALUE FUND


1992                                                                             13.95%
1993                                                                             15.78%
1994                                                                             -3.49%
1995                                                                             34.43%
1996                                                                             17.39%
1997                                                                             31.16%
1998                                                                              4.34%
1999                                                                             -2.35%
2000                                                                              9.18%
2001                                                                              7.95%


During the period shown in the bar chart, the highest return for a quarter was 13.29% (quarter ended June 30, 1999) and the lowest return for a quarter was -11.52% (quarter ended September 30, 1999).



                AVERAGE ANNUAL TOTAL RETURNS                    PAST         PAST          PAST        SINCE
         (FOR THE PERIODS ENDED DECEMBER 31, 2001)            ONE YEAR    FIVE YEARS    TEN YEARS    INCEPTION
--------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE FUND -- CLASS I                                 7.95%        9.51%       12.21%       10.68%(1)
 S&P 500 INDEX                                                 -11.87%       10.73%       12.97%       12.20%(1)
 RUSSELL 1000 INDEX                                            -12.45%       10.50%       12.85%       12.18%(2)
--------------------------------------------------------------------------------------------------------------



The S&P 500 Index is a capital weighted, unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.



The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.



(1) Since June 24, 1987.



(2) Since July 1, 1987.


 6                          HOTCHKIS AND WILEY FUNDS

Fund Facts


                               MID-CAP VALUE FUND


1997                                                                             32.44%
1998                                                                            -10.26%
1999                                                                             16.87%
2000                                                                             44.23%
2001                                                                             15.52%


During the period shown in the bar chart, the highest return for a quarter was 26.36% (quarter ended June 30, 1999) and the lowest return for a quarter was -17.56% (quarter ended September 30, 1998).



                AVERAGE ANNUAL TOTAL RETURNS                     PAST        SINCE
         (FOR THE PERIODS ENDED DECEMBER 31, 2001)             ONE YEAR    INCEPTION
------------------------------------------------------------------------------------
 MID-CAP VALUE FUND -- CLASS I                                  15.52%     18.27%(1)
 RUSSELL MIDCAP INDEX                                           -5.62%     11.40%(2)
------------------------------------------------------------------------------------



The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.



(1)Since January 2, 1997.



(2)Since January 1, 1997.


                            HOTCHKIS AND WILEY FUNDS                           7

Fund Facts


                              SMALL CAP VALUE FUND


1992                                                                             13.73%
1993                                                                             12.59%
1994                                                                              1.12%
1995                                                                             18.43%
1996                                                                             14.26%
1997                                                                             39.52%
1998                                                                            -15.56%
1999                                                                            -12.53%
2000                                                                             27.51%
2001                                                                             33.62%


During the period shown in the bar chart, the highest return for a quarter was 25.72% (quarter ended June 30, 1999) and the lowest return for a quarter was -26.96% (quarter ended September 30, 1998).



                AVERAGE ANNUAL TOTAL RETURNS                     PAST         PAST          PAST          SINCE
         (FOR THE PERIODS ENDED DECEMBER 31, 2001)             ONE YEAR    FIVE YEARS    TEN YEARS      INCEPTION
-------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE FUND -- CLASS I                                  33.62%       11.92%        11.89%       12.39%(1)
 RUSSELL 2000 INDEX                                                2.49%        7.52%        11.51%       11.33%(1)
-------------------------------------------------------------------------------------------------------------------



The Russell 2000 Index is a stock market index comprised of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.



(1)Since September 20, 1985.


 8                          HOTCHKIS AND WILEY FUNDS

Fund Facts

FEES AND EXPENSES
--------------------------------------------------------------------------------


The Funds offer four different classes of shares. Only Class I shares are offered in this prospectus. Class A, Class B and Class C shares are offered through a separate prospectus. Not everyone is eligible to buy Class I shares.



THESE TABLES SHOW THE DIFFERENT FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD CLASS I SHARES. FUTURE EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED BELOW.


LARGE CAP VALUE FUND


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(A):      CLASS I
----------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on purchases                    None
----------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                                None
----------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on Dividend Reinvestments       None
----------------------------------------------------------------------------
Redemption Fee                                                      None
----------------------------------------------------------------------------
Exchange Fee                                                        None
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM THE FUND'S TOTAL ASSETS):
----------------------------------------------------------------------------
Management Fees(b)                                                  0.75%
----------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                            None
----------------------------------------------------------------------------
Other Expenses (including transfer agency fees)                     0.70%
----------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                1.45%
----------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(b)                          0.40%
----------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES(b)                               1.05%
----------------------------------------------------------------------------



(a) Certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares.
     See "How to Buy Shares," "How to Sell Shares" and "How to
     Exchange Shares."
(b) The Advisor has contractually agreed to waive management fees and/or reimburse expenses through June 30, 2002, as shown in the table. The net annual operating expenses reflect the Advisor's estimate of expenses that will actually be incurred during the Fund's current fiscal year.


                            HOTCHKIS AND WILEY FUNDS                           9

Fund Facts

MID-CAP VALUE FUND


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(a):  CLASS I
------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on purchases                None
------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                            None
------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on Dividend Reinvestments   None
------------------------------------------------------------------------
Redemption Fee                                                  None
------------------------------------------------------------------------
Exchange Fee                                                    None
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM THE FUND'S TOTAL ASSETS):
------------------------------------------------------------------------
Management Fees(b)                                              0.75%
------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                        None
------------------------------------------------------------------------
Other Expenses (including transfer agency fees)                 0.73%
------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                            1.48%
------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(b)                      0.33%
------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES(b)                           1.15%
------------------------------------------------------------------------



(a) Certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares.
     See "How to Buy Shares," "How to Sell Shares" and "How to
     Exchange Shares."
(b) The Advisor has contractually agreed to waive management fees and/or reimburse expenses through June 30, 2002, as shown in the table. The net annual operating expenses reflect the Advisor's estimate of expenses that will actually be incurred during the Fund's current fiscal year.


 10                         HOTCHKIS AND WILEY FUNDS

Fund Facts

SMALL CAP VALUE FUND


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(a):  CLASS I
------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on purchases                None
------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                            None
------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on Dividend Reinvestments
------------------------------------------------------------------------
Redemption Fee                                                  None
------------------------------------------------------------------------
Exchange Fee                                                    None
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM THE FUND'S TOTAL ASSETS):
------------------------------------------------------------------------
Management Fees(b)                                              0.75%
------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                        None
------------------------------------------------------------------------
Other Expenses (including transfer agency fees)                 0.77%
------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                            1.52%
------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(b)                      0.27%
------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES(b)                           1.25%
------------------------------------------------------------------------



(a) Certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares.
     See "How to Buy Shares," "How to Sell Shares" and "How to
     Exchange Shares."
(b) The Advisor has contractually agreed to waive management fees and/or reimburse expenses through June 30, 2002, as shown in the table. The net annual operating expenses reflect the Advisor's estimate of expenses that will actually be incurred during the Fund's current fiscal year.


                            HOTCHKIS AND WILEY FUNDS                          11

Fund Facts

EXAMPLES:

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.


These examples assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to that particular class and that the Funds' operating expenses remain the same except for the expense reimbursement in effect for the first year. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



EXPENSES



                                                             LARGE CAP            MID-CAP            SMALL CAP
                                                               VALUE               VALUE               VALUE
----------------------------------------------------------------------------------------------------------------
 ONE YEAR                                                      $  107             $  117              $  127
----------------------------------------------------------------------------------------------------------------
 THREE YEARS                                                   $  419             $  436              $  454
----------------------------------------------------------------------------------------------------------------
 FIVE YEARS                                                    $  754             $  777              $  803
----------------------------------------------------------------------------------------------------------------
 TEN YEARS                                                     $1,701             $1,701              $1,790
----------------------------------------------------------------------------------------------------------------


 12                         HOTCHKIS AND WILEY FUNDS

About the Details
HOW THE FUNDS INVEST
--------------------------------------------------------------------------------

LARGE CAP VALUE FUND

The Large Cap Value Fund's investment objective is current income and long-term growth of income, as well as capital appreciation.

The Large Cap Value Fund invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of large cap U.S. companies under normal circumstances. We currently consider large cap companies to be those with market capitalizations like those found in the Russell 1000 Index. The market capitalization range of the Index changes constantly, but as of June 30, 2001, the range was from $730 million to $484,240 million. Market capitalization is measured at the time of initial purchase. Some of these securities may be purchased in IPOs. Normally, the Fund invests at least 80% of its net assets in stocks that have a high cash dividend or payout yield relative to the market. Payout yield is defined as dividend yield plus net share repurchases.

In addition to these principal investments, the Fund can invest up to 20% of its total assets in foreign securities. It also may invest in stocks that don't pay dividends, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential.

MID-CAP VALUE FUND

The Mid-Cap Value Fund's investment objective is capital appreciation.

The Mid-Cap Value Fund invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of mid cap U.S. companies under normal circumstances. We currently consider mid cap companies to be those with market capitalizations like those found in the Russell Midcap Index. The market capitalization range of the Index changes constantly, but as of June 30, 2001, the range was from $730 million to $13,300 million. Market capitalization is measured at the time of initial purchase. Some of these securities may be purchased in IPOs.

In addition to these principal investments, the Fund can invest up to 20% of its total assets in foreign securities.

SMALL CAP VALUE FUND

The Small Cap Value Fund's investment objective is capital appreciation.

The Small Cap Value Fund invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of small cap U.S. companies under normal circumstances. We currently consider small cap companies to be those with market capitalizations of $3 billion or less. Market capitalization is measured at the time of initial purchase. Some of these securities may be purchased in IPOs.

In addition to these principal investments, the Fund can invest up to 20% of its total assets in foreign securities.

                            HOTCHKIS AND WILEY FUNDS                          13

About the Details

Each Fund will provide 60 days' prior written notice to shareholders of a change in the Fund's non-fundamental policy of investing at least 80% of its net assets plus borrowings for investment purposes in the type of investments suggested by the Fund's name.

MONEY MARKET INVESTMENTS

To meet redemptions and when waiting to invest cash receipts, the Funds may invest in short-term, investment grade bonds, money market mutual funds and other money market instruments.

TEMPORARY DEFENSIVE INVESTMENTS

A Fund temporarily can invest up to 100% of its assets in short-term, investment grade bonds and other money market instruments in response to adverse market, economic or political conditions. A Fund may not achieve its objective using this type of investing.

INVESTMENT RISKS
--------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in a Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that the Fund's performance will be positive for any period of time.

Each Fund's principal risks are listed below:

MARKET AND SELECTION RISK

Market risk is the risk that the market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that Fund management selects will underperform the market or other funds with similar investment objectives and investment strategies.

INITIAL PUBLIC OFFERING RISKS

The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks.

The Mid-Cap Value Fund and Small Cap Value Fund also are subject to the following principal risks:

RISKS OF INVESTING IN SMALL AND MID-SIZE COMPANIES

The Mid-Cap Value Fund and Small Cap Value Fund invest in the securities of small and mid cap companies. Investment in small and mid cap companies involves more risk than investing in larger, more established companies. Small and mid cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of

 14                         HOTCHKIS AND WILEY FUNDS

About the Details

key personnel. If a product fails, or if management changes, or there are other adverse developments, a Fund's investment in a small cap or mid cap company may lose substantial value.

PORTFOLIO TURNOVER

At times a Fund (particularly the Mid-Cap Value Fund or the Small Cap Value
Fund) may purchase securities for short-term profits, which may result in a high portfolio turnover rate. A high portfolio turnover rate involves certain tax consequences and correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne by the Fund and may adversely affect performance.

All of the Funds also may be subject to the following risks:

FOREIGN MARKET RISK

Each Fund may invest up to 20% of its total assets in securities of companies located in foreign countries, including American Depositary Receipts. American Depositary Receipts are receipts typically issued by an American bank or trust company that show evidence of underlying securities issued by a foreign corporation. Foreign investments involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, investments in foreign securities involve the following risks, which are generally greater for investments in emerging markets:

      - The economies of some foreign markets often do not compare favorably with that of the U.S. in areas such as growth of gross national product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

      - Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.

      - The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair a Fund's ability to purchase or sell foreign securities or transfer its assets or income back into the U.S., or otherwise adversely affect the Fund's operations.

      - Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the U.S.

      - Prices of foreign securities may go up and down more than prices of securities traded in the U.S.

      - Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and the Fund's assets may be uninvested and not earning

                            HOTCHKIS AND WILEY FUNDS                          15

About the Details

        returns. The Fund also may miss investment opportunities or be unable to sell an investment because of these delays.

      - The value of the Fund's foreign holdings (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

      - The costs of foreign securities transactions tend to be higher than those of U.S. transactions.

CONVERTIBLE SECURITIES

Convertibles are generally bonds or preferred stocks that may be converted into common stock. Convertibles typically pay current income, as either interest (bond convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like regular bonds; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

DEBT SECURITIES

Debt securities, such as bonds, involve credit risk, which is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. These securities are also subject to interest rate risk, which is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter-term securities.

DERIVATIVES

The Funds also may use "derivatives." Derivatives are financial instruments, like futures, forwards, swap agreements and options, the values of which are derived from other securities, commodities (such as gold or oil) or indexes (such as the S&P 500 Index). Derivatives may allow a Fund to increase or decrease its level of risk exposure more quickly and efficiently than transactions in other types of instruments. If a Fund invests in derivatives, the investments may not be effective as a hedge against price movements and can limit potential for growth in the value of an interest in a Fund. Derivatives are volatile and involve significant risks, including:

      - Leverage Risk -- Leverage risk is the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

      - Credit Risk -- Credit risk is the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to a Fund.

      - Currency Risk -- Currency risk is the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

      - Liquidity Risk -- Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

 16                         HOTCHKIS AND WILEY FUNDS

About the Details





      ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


Each year the Funds will send investors an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Funds. To reduce expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your financial intermediary otherwise.


If you would like further information about the Funds, including how they invest, please see the Statement of Additional Information.

                            HOTCHKIS AND WILEY FUNDS                          17

Shareholder Services


ABOUT CLASS I SHARES

--------------------------------------------------------------------------------


Each Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Only Class I shares are offered through this prospectus. Each share class represents an ownership interest in the same investment portfolio as the other classes of shares of that Fund. If you qualify to purchase Class I shares, you should purchase them rather than any other class, since Class A, Class B and Class C shares have higher expenses than Class I shares.



The Funds' shares are distributed by Stephens Inc. (the "Distributor"). The Distributor is affiliated with the Advisor.


Certain financial intermediaries may charge you additional fees in connection with transactions in Fund shares. The Advisor, the Distributor or their affiliates may make payments out of their own resources to securities dealers and other financial intermediaries for providing services intended to result in the sale of Fund shares or for shareholder servicing activities.


Investors may purchase Class I shares of the Funds at net asset value without a sales charge or other fee. Class I shares are offered primarily for direct investments by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Class I shares may also be offered through certain financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers' investments in the Funds.



Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" or "managed fund" programs established with broker-dealers or financial intermediaries that maintain an omnibus or pooled account for a Fund and do not require a Fund or the Advisor to pay an annual administrative or service fee greater than .25% generally may purchase Class I shares, subject to investment minimums.



The minimum initial investment for Class I shares is $1 million, except that the minimum initial investment for registered investment advisors purchasing shares for their clients through transaction fee programs is $250,000 per Fund.



Employees of the Advisor and its affiliates and their families, employee benefit plans sponsored by the Advisor, Trustees of the Hotchkis and Wiley Funds, Class I beneficial shareholders of the Mercury HW Funds as of February 1, 2002 and institutional clients of the Advisor are eligible to purchase Class I shares with no minimum initial investment. The Funds may waive the minimum initial investment in certain circumstances.


 18                         HOTCHKIS AND WILEY FUNDS

Shareholder Services



HOW TO BUY SHARES

--------------------------------------------------------------------------------


Before making an initial investment in Class I shares, you should call the Advisor at 1-800-796-5606 to determine if you are eligible to invest in Class I. The Advisor will provide you with an application form and give you further instructions on how to invest. The Transfer Agent must have received your completed application before you may make an initial investment.



WIRE



Before you wire money, call 1-866-HW-FUNDS (1-866-493-8637) to notify the Funds of the wire to ensure proper credit when the wire is received. Instruct your bank to send the wire to the Transfer Agent at:



US Bank


  ABA #042000013


For credit to U.S. Bancorp Fund Services


  Account #112-952-137


For further credit to HOTCHKIS AND WILEY FUNDS


  [Name of Fund]


  Account # [Your account number]



Wires received by the Transfer Agent before the New York Stock Exchange closes (generally 4:00 p.m. Eastern time) receive that day's net asset value. There is a $15 fee for wire transactions.



MAIL



You also can invest by sending a check or money order payable to HOTCHKIS AND WILEY FUNDS at the following address:



  U.S. Bancorp Fund Services, LLC


  615 E. Michigan Avenue, 3rd Floor


  P.O. Box 701


  Milwaukee, Wisconsin 53201-0701



Checks must be drawn on a U.S. bank in U.S. dollars. You will receive the net asset value next determined after the Transfer Agent receives your check or money order and completed account application. The Transfer Agent does not accept cash, drafts or third party checks. If your check doesn't clear, you will be charged for any loss sustained by the relevant Fund and a $25 service charge. Forms for additional contributions by check or change of address are included with account statements, or you can request them by calling 1-866-HW-FUNDS (1-866-493-8637).



AUTOMATIC INVESTMENT PLAN (AIP)



The Automatic Investment Plan lets you automatically purchase shares by debiting your bank account for a preauthorized amount. There is a $100 minimum per transaction and a maximum of 2 transactions per month. Your bank must be a member of the ACH network. We don't charge a fee for this service, but you will be charged $25 if there are insufficient funds in the account at the time of the scheduled transaction.


                            HOTCHKIS AND WILEY FUNDS                          19

Shareholder Services



RIGHT TO SUSPEND SALES AND REJECT PURCHASE ORDERS



The Funds reserve the right to suspend the offering of shares at any time, and to reject a purchase order.



Short-term or excessive trading into or out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in Fund management's opinion, have a pattern of short-term or excessive trading or whose trading has been disruptive to a Fund.



GENERAL



The Funds may also accept orders from certain qualified institutions, with payment made to the Fund at a later time. The Advisor is responsible for ensuring that such payment is made on a timely basis. An institution which makes such a purchase for an investor may charge the investor a reasonable service fee.



The Funds do not issue share certificates.


HOW TO SELL SHARES

--------------------------------------------------------------------------------


MAIL



You can redeem shares (sell them back to the Funds) by sending us a letter that includes:



      - the Fund's name



      - your account name



      - your account number



      - the number of shares or dollar amount you want to redeem



      - signatures of all registered owners exactly as the account is registered.



Send your request to:



  U.S. Bancorp Fund Services, LLC


  615 East Michigan Avenue, 3rd Floor


  P.O. Box 701


  Milwaukee, Wisconsin 53201-0701



The redemption request will not be accepted unless it contains all required documents in proper form, as described below. If the request is in proper form, the shares will be sold at the net asset value next determined after the Transfer Agent or an authorized financial intermediary or its designee receives the request.


 20                         HOTCHKIS AND WILEY FUNDS

Shareholder Services



TELEPHONE



You can also redeem by telephone. Call 1-866-HW-FUNDS (1-866-493-8637) and tell us:



      - your account name



      - your account number



      - dollar amount or number of shares you want to redeem ($1,000 minimum).



We will then either send you a check to the address in our records or wire the amount to your U.S. commercial bank. To redeem shares by telephone, you must have filled out an application for this privilege and have held the shares being sold for at least 30 days.



In electing a telephone redemption, the investor authorizes the Funds and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by the Funds or the Transfer Agent to be genuine. Neither the Funds nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this prospectus.



PROPER FORM



Signature Guarantee



A signature guarantee will generally be required, but may be waived, if your redemption proceeds



      - are more than $50,000



      - are paid to a person other than the owner(s) shown on the Transfer Agent's register



      - are sent to an address or bank account that is different from the Transfer Agent's register or has changed within 30 days



      - are paid to a corporation, partnership, trust or fiduciary.



You can get a signature guarantee from:



      - a bank which is a member of the FDIC



      - a trust company



      - a member firm of a national securities exchange



      - another eligible guarantor institution.



Guarantees must be signed by an authorized signatory of the guarantor institution and include the words "Signature Guaranteed." We will not accept signature guarantees from notaries public. Additional documents may be needed from corporations or other organizations, fiduciaries or anyone other than the shareholder of record.



DELAYS IN REDEEMING SHARES



At certain times when allowed by the Securities and Exchange Commission, we may reject a redemption request or delay sending your check or wiring your redemption proceeds, including during unusual market conditions or emergencies when a Fund can't determine the value of its assets or sell its holdings.


                            HOTCHKIS AND WILEY FUNDS                          21

Shareholder Services



PAYMENTS



Payment also may be delayed up to 12 days if you recently bought shares with a check.



REDEMPTION IN KIND



The Funds reserve the right to pay shareholders with large accounts securities instead of cash in certain circumstances.



LIQUIDATING SMALL ACCOUNTS



Because of the high cost of maintaining smaller shareholder accounts, the Funds may redeem the shares in your account if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before a Fund takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts.


HOW TO EXCHANGE SHARES

--------------------------------------------------------------------------------


You can exchange Class I shares of a Fund for Class I shares of another Fund subject to a $1,000 minimum. Any shares exchanged must have been held by the shareholder for at least 30 days. Exchanges are generally considered a sale for Federal income tax purposes. The Funds may refuse to permit any exchanges to prevent shareholders from market timing a Fund. The exchange privilege can be modified or terminated at any time on 60 days' notice to shareholders.



MAIL



You can exchange shares by sending us a letter that includes:



      - your account name



      - your account number



      - the dollar amount or number of shares you want to exchange



      - the Fund you want to sell and the Fund you want to buy



      - signatures of all account owners.



Send your request to:



  U.S. Bancorp Fund Services, LLC


  615 East Michigan Avenue


  P.O. Box 701


  Milwaukee, Wisconsin 53201-0701



TELEPHONE



You can exchange shares by calling us at 1-866-HW-FUNDS (1-866-493-8637) as long as you have notified us ahead of time that you want this privilege. See "How to Sell Shares."


 22                         HOTCHKIS AND WILEY FUNDS

Shareholder Services


HOW SHARES ARE PRICED
--------------------------------------------------------------------------------


When you buy shares, you pay the net asset value. This is the offering price. A Fund's net asset value is the market value in U.S. dollars of the Fund's total assets after deducting liabilities, divided by the number of shares outstanding. Expenses, including the fees payable to the Advisor, are accrued daily. Shares are also redeemed at their net asset value. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open as of the close of regular trading on the Exchange based on prices at the time of closing. Regular trading on the Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your price is the next one calculated after your purchase or redemption order is placed. If market quotations are not available, a Fund may use fair value.


A Fund may accept orders from certain authorized financial intermediaries or their designees. Each Fund will be deemed to receive an order when received in proper form by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such receipt. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.



                            HOTCHKIS AND WILEY FUNDS                          23

Shareholder Services

DIVIDENDS AND TAXES
--------------------------------------------------------------------------------


The Funds will distribute any net realized long-term or short-term capital gains at least annually. The Mid-Cap Value Fund and the Small Cap Value Fund will distribute any net investment income at least annually. The Large Cap Value Fund will distribute any net investment income semi-annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends and distributions may be reinvested automatically in shares of a Fund at net asset value or may be taken in cash. If your account is with a selected securities dealer or other financial intermediary that has an agreement with a Fund, contact your dealer or intermediary about which option you would like. If your account is with the Transfer Agent and you would like to receive dividends in cash, contact the Transfer Agent. The Funds anticipate that the majority of their respective dividends, if any, will consist of ordinary income. Capital gains, if any, may be taxable to you at different rates, depending, in part, on how long a Fund has held the assets sold.



You may be subject to Federal income tax on dividends from a Fund, whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to Federal income tax. Capital gains are generally taxed at different rates than ordinary income dividends. In addition, dividends from a Fund may be subject to state and local income taxes.


Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, a Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.


By law, each Fund must withhold 30% of your dividends and redemption proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.


This section summarizes some of the consequences under current Federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

 24                         HOTCHKIS AND WILEY FUNDS

The Management Team
MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE ADVISOR


Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439, has been the Funds' investment advisor since their inception. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are employees of the Advisor, and Stephens-H&W, a limited liability company whose primary member is Stephens Group, Inc., which is a diversified holding company. The Advisor supervises and arranges the purchase and sale of securities held in the Funds' portfolios. The Advisor also manages other investment companies and separate investment advisory accounts.


The table below shows the annual fees to be paid to the Advisor as a percentage of average net assets.

                          FUND                             %
                          ----                            ----
Large Cap Value.........................................  0.75
Mid-Cap Value...........................................  0.75
Small Cap Value.........................................  0.75


The Advisor has agreed to make reimbursements so that the regular annual operating expenses of each Fund will be limited as shown in the tables on pages 9 through 11. The Advisor has agreed to these expense limits through June 2002, and will thereafter give shareholders at least 30 days' notice if this reimbursement policy will change.


The Advisor is allowed to allocate brokerage based on sales of shares of the Funds.


PORTFOLIO MANAGERS


The portfolio managers who have responsibility for the day-to-day management of the Funds' portfolios are listed below.

LARGE CAP VALUE FUND

The portfolio managers of the Large Cap Value Fund are Gail Bardin and Sheldon Lieberman. Ms. Bardin is a principal of the Advisor. She was a managing director of Mercury Advisors (the investment advisor of the Mercury HW Funds) and began co-managing the Mercury HW Large Cap Value Fund in April 1994. She has been a portfolio manager since 1988. Mr. Lieberman is a principal of the Advisor. He joined Mercury Advisors as a portfolio manager in 1994 and began co-managing the Mercury HW Large Cap Value Fund in August 1997. Before joining Mercury Advisors, Mr. Lieberman was the Chief Investment Officer for the Los Angeles County Employees Retirement Association.

                            HOTCHKIS AND WILEY FUNDS                          25

The Management Team

MID-CAP VALUE FUND

The portfolio managers of the Mid-Cap Value Fund are Stan Majcher and Jim Miles. Mr. Majcher is a principal of the Advisor. Mr. Majcher was a portfolio manager of the Mercury HW Mid-Cap Value Fund beginning in January 1999. Mr. Majcher joined Mercury Advisors in August 1996 as a domestic equity analyst. From 1994 to 1996, he was an investment banking analyst at Merrill Lynch & Co. Inc. Mr. Miles is a principal of the Advisor. He joined Mercury Advisors as a portfolio manager in 1995, and served as a portfolio manager of the Mercury HW Mid-Cap Value Fund since it began in January 1997. Before joining Mercury Advisors, Mr. Miles was with BT Securities Corporation (an affiliate of Bankers Trust New York Corporation) as vice president in the BT Securities Finance Group from 1988 to 1995.

SMALL CAP VALUE FUND


The portfolio managers of the Small Cap Value Fund are Jim Miles and David Green. Mr. Miles began co-managing the Mercury HW Small Cap Value Fund in May 1995 when he joined Mercury Advisors. Mr. Miles' background is described under "Mid-Cap Value Fund" above. Mr. Green, a principal of the Advisor, joined Mercury Advisors in 1997 as a portfolio manager and began co-managing the Mercury HW Small Cap Value Fund in July 1997. Before that, Mr. Green was associated with Goldman Sachs Asset Management, where he worked as an investment analyst from November 1995. Before that, he was an investment manager and analyst with Prudential Investment Advisors.


 26                         HOTCHKIS AND WILEY FUNDS

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years by showing Mercury HW Funds' Class I information. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Mercury HW Funds (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal year ended June 30, 2001 were audited by independent auditors and for the four years in the period ended June 30, 2000 were audited by PricewaterhouseCoopers LLP, also independent auditors, who are the Funds' auditors. The auditors' report and Mercury HW Funds' financial statements are included in the Mercury HW Funds' annual reports, which are available upon request. Further performance information is contained in each annual report.



LARGE CAP VALUE FUND



                                                                              CLASS I(1)
                                                      ----------------------------------------------------------
                                                                     FOR THE YEAR ENDED JUNE 30,
INCREASE (DECREASE) IN                                ----------------------------------------------------------
NET ASSET VALUE:                                       2001        2000         1999         1998         1997
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                     $13.02      $19.96       $22.02       $21.25       $18.91
----------------------------------------------------------------------------------------------------------------
Investment income -- net                                  .31         .39          .41          .46          .49
----------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on
  investments -- net                                     3.80       (4.14)          82         4.02         4.15
----------------------------------------------------------------------------------------------------------------
Total from investment operations                         4.11       (3.75)        1.23         4.48         4.64
----------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
  Investment income -- net                               (.31)       (.39)        (.41)        (.46)        (.48)
  Realized gain on investments -- net                      --       (2.80)       (2.88)       (3.25)       (1.82)
----------------------------------------------------------------------------------------------------------------
Total dividends and distributions                        (.31)      (3.19)       (3.29)       (3.71)       (2.30)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of year                           $16.82      $13.02       $19.96       $22.02       $21.25
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:*
----------------------------------------------------------------------------------------------------------------
Based on net asset value per share                      31.90%     (19.82)%       7.32%       22.60%       26.15%
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement                            .95%        .95%         .91%         .87%         .88%
----------------------------------------------------------------------------------------------------------------
Expenses                                                 1.20%       1.02%         .91%         .87%         .88%
----------------------------------------------------------------------------------------------------------------
Investment income -- net                                 1.96%       2.37%        2.09%        1.99%        2.49%
----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                $47,271     $79,313     $148,734     $175,250     $185,870
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         26%         41%          18%          23%          44%
----------------------------------------------------------------------------------------------------------------



(1)
  As of October 6, 2000, Investor Class shares were redesignated Class I shares. No sales loads were charged prior to this time.



* Total investment returns exclude the effects of sales charges. The Fund's former investment advisor or its affiliate waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


                            HOTCHKIS AND WILEY FUNDS                          27

MID-CAP VALUE FUND



                                                                              CLASS I(1)
                                                   ----------------------------------------------------------------
                                                          FOR THE YEAR ENDED JUNE 30,              FOR THE PERIOD
INCREASE (DECREASE) IN                             -----------------------------------------     JAN. 2, 1997(2) TO
NET ASSET VALUE:                                    2001        2000        1999       1998        JUNE 30, 1997
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $12.75      $12.03     $12.92     $11.65           $10.00
-------------------------------------------------------------------------------------------------------------------
Investment income -- net                               .18         .18        .16        .13              .07
-------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain on
  investments -- net                                  4.84         .97        .46       1.60             1.64
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                      5.02        1.15        .62       1.73             1.71
-------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
  Investment income -- net                            (.27)       (.14)        --       (.14)            (.06)
  Realized gain on investments -- net                 (.36)       (.29)     (1.51)      (.32)              --
-------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                     (.63)       (.43)     (1.51)      (.46)            (.06)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $17.14      $12.75     $12.03     $12.92           $11.65
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:*
-------------------------------------------------------------------------------------------------------------------
Based on net asset value per share                   40.36%      10.41%      7.66%     15.00%           17.15%(++)
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement                        1.15%       1.15%      1.05%      1.00%            1.00%(+)
-------------------------------------------------------------------------------------------------------------------
Expenses                                              1.57%       1.92%      2.02%      2.72%            8.26%(+)
-------------------------------------------------------------------------------------------------------------------
Investment income -- net                              1.91%       2.12%      1.43%      1.20%            1.87%(+)
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $30,198     $10,260       $687       $754             $199
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     138%        179%       113%        71%              23%
-------------------------------------------------------------------------------------------------------------------



(1) As of October 6, 2000, Investor Class shares were redesignated Class I shares. No sales loads were charged prior to this time.



(2)  Commencement of operations.



* Total investment returns exclude the effects of sales charges. The Fund's former investment advisor or its affiliate waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.




(+)  Annualized.



(++) Aggregate total investment return.


 28                         HOTCHKIS AND WILEY FUNDS

SMALL CAP VALUE FUND



                                                                                CLASS I(1)
                                                          ------------------------------------------------------
                                                                       FOR THE YEAR ENDED JUNE 30,
INCREASE (DECREASE) IN                                    ------------------------------------------------------
NET ASSET VALUE:                                           2001        2000        1999       1998        1997
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                         $17.11      $21.02     $26.48      $23.83     $ 21.33
----------------------------------------------------------------------------------------------------------------
Investment income (loss)  -- net                              .25         .02       (.05)       (.06)        .03
----------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on
  investments -- net                                         9.26       (3.93)     (3.88)       5.13        5.62
----------------------------------------------------------------------------------------------------------------
Total from investment operations                             9.53       (3.91)     (3.93)       5.07        5.65
----------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
  Investment income -- net                                   (.01)         --         --        (.05)       (.09)
  Realized gain on investments -- net                          --          --      (1.53)      (2.37)      (3.06)
----------------------------------------------------------------------------------------------------------------
Total dividends and distributions                            (.01)         --      (1.59)      (2.42)      (3.15)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of year                               $26.63      $17.11     $21.02      $26.48     $ 23.83
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:*
----------------------------------------------------------------------------------------------------------------
Based on net asset value per share                          55.69%     (18.60)%   (14.26)%     22.24%      29.74%
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement                               1.24%       1.32%      1.05%        .94%       1.00%
----------------------------------------------------------------------------------------------------------------
Expenses                                                     1.32%       1.32%      1.19%        .94%       1.30%
----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              1.16%        .11%      (.26)%      (.23)%       .10%
----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $48,773     $32,233     $53,977    $94,910     $27,530
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            197%         97%       105%         85%         98%
----------------------------------------------------------------------------------------------------------------



(1) As of October 6, 2000, Investor Class shares were redesignated Class I shares. No sales loads were charged prior to this time.



* Total investment returns exclude the effects of sales charges. The Fund's former investment advisor or its affiliate waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


                            HOTCHKIS AND WILEY FUNDS                          29


FUNDS
Hotchkis and Wiley Large Cap Value Fund
Hotchkis and Wiley Mid-Cap Value Fund
Hotchkis and Wiley Small Cap Value Fund
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
1-866-HW-FUNDS
(1-866-493-8637)

ADVISOR
Hotchkis and Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
1-213-430-1000

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202-5209
1-866-HW-FUNDS
(1-866-493-8637)

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, California 90071

DISTRIBUTOR
Stephens Inc.
111 Center Street, Suite 300
Little Rock, Arkansas 72201

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

COUNSEL
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, Illinois 60601-1003

                            HOTCHKIS AND WILEY FUNDS
                                ---------------


                          INFORMATION ABOUT THE FUNDS


Please read this Prospectus before you invest in the Funds. Keep the Prospectus for future reference. You can get additional information about the Funds in:

- Statement of Additional Information (SAI) (incorporated by reference into -- legally a part of -- this Prospectus)

- Annual Report (contains a discussion of market conditions and investment strategies that affected Fund performance)

- Semi-annual Report

To get this information and other information regarding the Funds free of charge or for shareholder questions, contact the Funds' Transfer Agent:


                        U.S. Bancorp Fund Services, LLC

                            615 East Michigan Street
                        Milwaukee, Wisconsin 53202-5209
                                 1-866-HW-FUNDS

- call 1-202-942-8090 for information on the Commission's Public Reference Room, where documents can be reviewed and copied

- the information is available at the SEC's Internet site at http://www.sec.gov

- copies of the information retrievable from the SEC's Internet site are available upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section at Washington, DC 20549-0102

   You should rely only on the information contained in this Prospectus when deciding whether to invest. No one is authorized to provide you with information that is different.

                   Investment Company Act File No. 811-10487

                           [HOTCHKIS AND WILEY LOGO]

                            HOTCHKIS AND WILEY FUNDS


                                   PROSPECTUS


                                 CLASS I SHARES

                                FEBRUARY 4, 2002

           ----------------------------------------------------------
                    HOTCHKIS AND WILEY LARGE CAP VALUE FUND
           ----------------------------------------------------------
                     HOTCHKIS AND WILEY MID-CAP VALUE FUND
           ----------------------------------------------------------
                    HOTCHKIS AND WILEY SMALL CAP VALUE FUND
           ----------------------------------------------------------

                           725 SOUTH FIGUEROA STREET


                                   39TH FLOOR


                         LOS ANGELES, CALIFORNIA 90017


                                 1-866-HW-FUNDS


                                (1-866-493-8637)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                            HOTCHKIS AND WILEY FUNDS

   725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439

                   Phone No. 1-866-HW-FUNDS (1-866-493-8637)


                            ------------------------


     Hotchkis and Wiley Large Cap Value Fund ("Large Cap Value Fund"), Hotchkis and Wiley Mid-Cap Value Fund ("Mid-Cap Value Fund") and Hotchkis and Wiley Small Cap Value Fund ("Small Cap Value Fund") (each, a "Fund" and collectively, the "Funds") are funds of Hotchkis and Wiley Funds (the "Trust"). The Trust is a diversified, open-end, management investment company which is organized as a Delaware business trust. The investment objective of the Large Cap Value Fund is current income and long-term growth of income, as well as capital appreciation. The Large Cap Value Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of large capitalization U.S. companies. The investment objective of the Mid-Cap Value Fund is capital appreciation. The Mid-Cap Value Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of mid capitalization U.S. companies. The investment objective of the Small Cap Value Fund is capital appreciation. The Small Cap Value Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of small capitalization U.S. companies. No assurance can be given that the investment objective of any Fund will be realized. For more information on the Funds' investment objectives and policies, see "Description of the Funds, Their Investments and Risks." Hotchkis and Wiley Capital Management, LLC (the "Advisor") is the investment advisor to the Funds.



     Each Fund offers four classes of shares, with each class of shares having a different combination of sales charges, ongoing fees and other features. These alternatives permit an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. See "Purchase of Shares."


                            ------------------------


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses dated February 4, 2002 for the Funds' Class I shares and the Funds' Class A, Class B and Class C shares (each, a "Prospectus"). The Prospectuses have been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling the Funds at 1-866-HW-FUNDS (1-866-493-8637) or your financial consultant or other financial intermediary, or by writing to the Funds at U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202. The Prospectuses are incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectuses.


                            ------------------------

             HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC -- ADVISOR
                          STEPHENS INC. -- DISTRIBUTOR

                            ------------------------


   The date of this Statement of Additional Information is February 4, 2002.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Trust History...............................................    2
Description of the Funds, Their Investments and Risks.......    2
  Investment Restrictions...................................    2
  Repurchase Agreements.....................................    3
  Bonds.....................................................    3
  U.S. Government Securities................................    3
  Corporate Debt Securities.................................    4
  Convertible Securities....................................    4
  Derivative Instruments....................................    4
  Foreign Securities........................................    8
  Foreign Currency Options and Related Risks................    8
  Forward Foreign Currency Exchange Contracts...............    9
  Foreign Investment Risks..................................   10
  Swap Agreements...........................................   12
  Illiquid Securities.......................................   12
  Borrowing.................................................   13
  When-Issued Securities....................................   13
  Real Estate Investment Trusts.............................   13
  Shares of Other Investment Companies......................   14
  Limited Partnerships......................................   14
  Short Sales Against-the-Box...............................   14
  Corporate Loans...........................................   14
  Temporary Defensive Position..............................   14
Management..................................................   14
  The Advisor...............................................   15
  Principal Underwriter.....................................   16
  Code of Ethics............................................   16
  Portfolio Transactions and Brokerage......................   16
Purchase of Shares..........................................   17
  Initial Sales Charge Alternative -- Class A Shares........   17
  Reduced Initial Sales Charges.............................   17
  Deferred Sales Charge Alternatives -- Class B and Class C
    Shares..................................................   18
  Distribution Plan.........................................   20
  Limitations on the Payment of Deferred Sales Charges......   21
Redemption of Shares........................................   21
Pricing of Shares...........................................   22
  Determination of Net Asset Value..........................   22
  Computation of Offering Price Per Share...................   24
Dividends and Tax Status....................................   24
Performance Data............................................   26
General Information.........................................   27
  Description of Shares.....................................   27
  Issuance of Fund Shares for Securities....................   28
  Redemption in Kind........................................   28
  Independent Auditors......................................   28
  Custodian.................................................   29
  Transfer Agent............................................   29
  Administrator.............................................   29
  Legal Counsel.............................................   29
  Reports to Shareholders...................................   29
  Shareholder Inquiries.....................................   29
  Additional Information....................................   29
  Principal Holders.........................................   30
Financial Statements........................................   30
Statement of Assets and Liabilities.........................   31
Report of Independent Accountants...........................   34
Appendix -- Description of Ratings..........................  A-1

                                 TRUST HISTORY


     The Trust was formed on July 23, 2001 as a Delaware business trust. The Trust is a diversified, open-end, management investment company currently consisting of three separate diversified series: the Large Cap Value Fund, the Mid-Cap Value Fund and the Small Cap Value Fund.


             DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS


     The investment objective of the Large Cap Value Fund is current income and long-term growth of income, as well as capital appreciation.


     The investment objective of the Mid-Cap Value Fund and the Small Cap Value Fund is capital appreciation.

INVESTMENT RESTRICTIONS

     Each Fund has adopted the following restrictions (in addition to their investment objectives) as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of that Fund's outstanding voting securities, as defined in the Investment Company Act of 1940 (the "1940 Act"). Under the 1940 Act, the vote of the holders of a "majority" of a Fund's outstanding voting securities means the vote of the holders of the lesser of (1) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (2) more than 50% of the outstanding shares.

     Except as noted, none of the Funds may:

      1. Purchase any security, other than obligations of the U.S. government, its agencies, or instrumentalities ("U.S. government securities"), if as a result: (i) with respect to 75% of its total assets, more than 5% of the Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer; or (ii) 25% or more of the Fund's total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in a single industry.

      2. Purchase securities on margin (but any Fund may obtain such short-term credits as may be necessary for the clearance of transactions), provided that the deposit or payment by a Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

      3. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

      4. Issue senior securities, borrow money or pledge its assets except that any Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings; none of the Funds will purchase any additional portfolio securities while such borrowings are outstanding.

      5. Purchase any security (other than U.S. government securities) if as a result, with respect to 75% of the Fund's total assets, the Fund would then hold more than 10% of the outstanding voting securities of an issuer.

      6. Purchase or sell commodities or commodity contracts or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate. (For the purposes of this restriction, forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts.)

      7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      8. Make investments for the purpose of exercising control or management.

      9. Make loans, except through repurchase agreements.

Any percentage limitation on a Fund's investments is determined when the investment is made, unless otherwise noted.

     A Fund will provide 60 days' prior written notice to shareholders of a change in that Fund's non-fundamental policy of investing at least 80% of its net assets plus borrowings for investment purposes in the type of investments suggested by the Fund's name.

REPURCHASE AGREEMENTS


     The Small Cap Value Fund may purchase debt securities maturing more than one year from the date of purchase only if they are purchased subject to repurchase agreements. The Large Cap Value Fund and the Mid-Cap Value Fund have no such restriction on maturities of portfolio securities. A repurchase agreement is an agreement where the seller agrees to repurchase a security from a Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is more than the purchase price, reflecting an agreed-upon rate of return effective for the period of time a Fund's money is invested in the repurchase agreement. A Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of those instruments declines, a Fund will require additional collateral. In the event of a default, insolvency or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. In such circumstances, the Fund could experience a delay or be prevented from disposing of the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.


BONDS

     The term "bond" or "bonds" as used in the Prospectuses and this Statement of Additional Information is intended to include all manner of fixed-income securities, debt securities and other debt obligations unless specifically defined or the context requires otherwise.

U.S. GOVERNMENT SECURITIES

     U.S. government agencies or instrumentalities which issue or guarantee securities include the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Student Loan Marketing Association and the International Bank for Reconstruction and Development.

     Except for U.S. Treasury securities, obligations of U.S. government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such instrumentality only when the Advisor is satisfied that the credit risk with respect to any instrumentality is acceptable.

     The Funds may invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and are not issued by the U.S. Treasury; therefore they are not U.S. government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

CORPORATE DEBT SECURITIES

     A Fund's investments in corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Advisor's opinion comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

CONVERTIBLE SECURITIES

     The Funds may invest in convertible securities of domestic or foreign issuers rated investment grade (any of the four highest grades) by a major rating agency or, if unrated, of comparable quality in the Advisor's opinion. The Mid-Cap Value Fund and Small Cap Value Fund also may invest up to 5% of their respective total assets in convertible securities rated below investment grade, but not below B, or, if unrated, of comparable quality in the Advisor's opinion. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

     In general, the market value of a convertible security is at least the higher of its "investment value" (that is, its value as a fixed-income security) or its "conversion value" (that is, its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

DERIVATIVE INSTRUMENTS

     To the extent consistent with their investment objectives and policies and the investment restrictions listed in this Statement of Additional Information, the Funds may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts. The Funds also may enter into swap agreements with respect to foreign currencies, interest rates and securities indexes. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, or securities prices or as part of their overall investment strategies. Each Fund will mark as segregated cash or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under forward contracts, futures contracts, swap agreements and options to avoid leveraging of the Fund.

     Options on Securities and on Securities Indexes. A Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

     The purchase and writing of options involve certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

     There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     Futures Contracts and Options on Futures Contracts. A Fund may use interest rate, foreign currency or index futures contracts, as specified for that Fund in the prospectuses and if permitted by its investment restrictions. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

     A Fund may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indexes (discussed above). An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     Each Fund will use futures contracts and options on futures contracts in accordance with the rules of the Commodity Futures Trading Commission ("CFTC"). For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. A Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and options on futures contracts.

     A Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Limitations on Use of Futures and Options Thereon. When purchasing a futures contract, a Fund will mark as segregated (and mark-to-market on a daily basis) cash or other liquid, unencumbered assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will mark as segregated (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

     When selling a call option on a futures contract, a Fund will mark as segregated (and mark-to-market on a daily basis) cash or other liquid, unencumbered assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will mark as segregated (and mark-to-market on a daily basis) cash or other liquid, unencumbered assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     In order to comply with current applicable regulations of the CFTC pursuant to which the Trust avoids being deemed a "commodity pool operator," the Funds are limited in their futures trading activities to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, or to non-hedging positions for which the aggregate initial margin and premiums will not exceed 5% of the liquidation value of the Fund's assets.

     Risk Factors in Futures Transactions and Options. Investment in futures contracts involves the risk of imperfect correlation between movements in the price of the futures contract and the price of the security being hedged. The hedge will not be fully effective when there is imperfect correlation between the movements in the prices of two financial instruments. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund will experience either a loss or gain on the futures contract which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts.

     The particular securities comprising the index underlying the index financial futures contract may vary from the securities held by a Fund. As a result, the Fund's ability to hedge effectively all or a portion of the value of its securities through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the securities held by the Fund. The correlation may be affected by disparities in the Fund's investments as compared to those comprising the index and general economic or political factors. In addition, the correlation between movements in the value of the index may be subject to change over time as additions to and deletions from the index alter its structure. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.

     Each Fund expects to liquidate a majority of the futures contracts it enters into through offsetting transactions on the applicable contract market. There can be no assurance, however, that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out futures positions also could have an adverse impact on the Fund's ability to hedge effectively its investments. The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. A Fund will enter into a futures position only if, in the judgment of the Advisor, there appears to be an actively traded secondary market for such futures contracts.

     The successful use of transactions in futures and related options also depends on the ability of the Advisor to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund or such rates move in a direction opposite to that anticipated, the Fund may realize a loss on a hedging transaction which is not fully or partially offset by an increase in the value of portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

     Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contracts can result in substantial unrealized gains or losses. There is also the risk of loss by a Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund has an open position in a financial futures contract.

     The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option on a futures contract also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

FOREIGN SECURITIES

     The Funds may invest in American Depositary Receipts ("ADRs"), other securities convertible into securities of issuers based in foreign countries or other foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS

     The Funds may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Funds hold in their portfolios or intend to purchase. For example, if a Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and a Fund's ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

     The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

     Risks of Options Trading. The Funds may effectively terminate their rights or obligations under options by entering into closing transactions. Closing transactions permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar. Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions. As a result, changes in the value of an option position may have no relationship to the investment merit of a foreign security. Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

     Options normally have expiration dates of up to nine months. The exercise price may be below, equal to or above the current market value of the underlying currency. Options that expire unexercised have no value, and a Fund will realize a loss of any premium paid and any transaction costs. Closing transactions may be effected only by negotiating directly with the other party to the option contract, unless a secondary market for the options develops. Although the Funds intend to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate an option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, a Fund may be unable to liquidate a foreign currency option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it had purchased in order to realize any profit.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Funds may use forward contracts to protect against uncertainty in the level of future exchange rates. The Funds will not speculate with forward contracts or foreign currency exchange rates.

     A Fund may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     A Fund also may use forward contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that the Advisor believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. A Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency, or (2) the Fund maintains in a segregated account cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, in an amount not less than the value of the Fund's total assets committed to the consummation of the contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

     At or before the maturity date of a forward contract that requires a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

     The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

     Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

FOREIGN INVESTMENT RISKS

     Foreign Market Risk. Each Fund may invest a portion of its assets in foreign securities. Foreign security investment involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money.

     Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund's ability to purchase or sell foreign securities or otherwise adversely affect a Fund's operations. Other foreign market risks include difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

     EMU. For a number of years, certain European countries have been seeking economic unification that would, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these European countries. The Treaty of European Union (the "Maastricht Treaty") seeks to set out a framework for the European Economic and Monetary Union ("EMU") among the countries that comprise the European Union ("EU"). Among other things, EMU established a single common European currency (the "euro") that was introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. Upon implementation of EMU, certain securities issued in participating EU countries (beginning with government and corporate bonds) were redenominated in euros, and are now listed, traded, declaring dividends and making other payments only in euros.

     No assurance can be given that the changes planned for the EU can be successfully implemented, or that these changes will result in the economic and monetary unity and stability intended. There is a possibility that EMU will not be completed, or will be completed but then partially or completely unwound. Because any participating country may opt out of EMU within the first three years, it is also possible that a significant participant could choose to abandon EMU, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants' national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the European markets, an undermining of European economic stability, the collapse or slowdown of the drive toward European economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of EMU. Also, withdrawal from EMU at any time by an initial participant could cause disruption of the financial markets as securities redenominated in euros are transferred back into that country's national currency, particularly if the withdrawing country is a major economic power. Such developments could have an adverse impact on a Fund's investments in Europe generally or in specific countries participating in EMU.

     Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. government does. Some countries may not have laws to protect investors the way that the United States securities laws do. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for a Fund's portfolio managers to completely and accurately determine a company's financial condition.

     Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

SWAP AGREEMENTS

     The Funds may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded the desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter-party will be covered by marking as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, to avoid any potential leveraging of a Fund's portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Advisor's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. Restrictions imposed by the Internal Revenue Code may limit a Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

ILLIQUID SECURITIES

     A Fund may not hold more than 15% of its net assets in illiquid securities. Illiquid securities generally include repurchase agreements which have a maturity of longer than seven days, and securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the United States) or because they have legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities which are otherwise not readily marketable and repurchase agreements that have a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Also market quotations are less readily available. The judgment of the Advisor may at times play a greater role in valuing these securities than in the case of unrestricted securities. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A established a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers.

     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The Advisor will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions, the Advisor will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (1) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the Advisor; and
(2) it must not be "traded flat" (that is, without accrued interest) or in default as to principal or interest. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

BORROWING

     The Funds may borrow for temporary or emergency purposes in amounts not exceeding 10% of each Fund's total assets. The 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. Borrowing subjects a Fund to interest costs which may or may not be recovered by appreciation of the securities purchased, and can exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. This is the speculative factor known as leverage.

WHEN-ISSUED SECURITIES

     The Funds may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. The price that the Fund is obligated to pay on the settlement date may be different from the market value on that date. While securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them, unless a sale would be desirable for investment reasons. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining the Fund's net asset value. The Fund will also mark as segregated with its custodian cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to its obligations for when-issued securities.

REAL ESTATE INVESTMENT TRUSTS

     Each Fund may invest in securities of real estate investment trusts or REITs. Unlike corporations, REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. REITs offer investors greater liquidity and diversification than direct ownership of properties, as well as greater income potential than an investment in common stocks. Like any investment in real estate, though, a REIT's performance depends on several factors, such as its ability to find tenants for its properties, to renew leases and to finance property purchases and renovations.

SHARES OF OTHER INVESTMENT COMPANIES

     The Funds can invest in securities of other investment companies except to the extent prohibited by law. Like all equity investments, these investments may go up or down in value. They also may not perform in correlation with a Fund's principal strategies. The Funds will pay additional fees through their investments in other investment companies.

LIMITED PARTNERSHIPS

     The Funds can invest in limited partnership interests.

SHORT SALES AGAINST-THE-BOX


     Each Fund can borrow and sell "short" securities when a Fund also owns an equal amount of those securities (or their equivalent). No more than 25% of a Fund's total assets can be held as collateral for short sales at any one time.


CORPORATE LOANS

     The Funds can invest in corporate loans. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, a Fund may experience difficulties from time to time in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a "syndicate." The syndicate's agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent developed financial problems, a Fund may not recover its investment, or there might be a delay in the Fund's recovery. By investing in a corporate loan, the Fund becomes a member of the syndicate.

TEMPORARY DEFENSIVE POSITION

     When adverse market or economic conditions indicate to the Advisor that a temporary defensive strategy is appropriate, a Fund may invest all or part of its assets in short-term investment grade debt obligations of the U.S. government, its agencies and instrumentalities, bank certificates of deposit, bankers' acceptances, high quality commercial paper, demand notes and repurchase agreements.

                                   MANAGEMENT

     The Trustees oversee the actions of the Funds' Advisor and other service providers and decide upon matters of general policy. The Trustees also review the actions of the Funds' officers, who conduct and supervise the daily business operations of the Funds. The Trustees (* denotes "interested" Trustee as defined in the 1940 Act, due to the relationship with the Advisor) and officers of the Trust are:

     Randall H. Breitenbach (41) -- Trustee -- c/o the Advisor, 725 South Figueroa Street, 39th Floor, Los Angeles, CA 90017. Co-Founder, Director and CEO, BreitBurn Energy Company (1988 - present); Chairman, Finance Committee, Stanford University PIC Endowment (1999 - present); Corporate Finance Analyst, ARCO Corporate Treasury Division (1987 - 1988); Reservoir & Facility Engineer, SOHIO Alaska Petroleum Company (1983 - 1985).

     Robert L. Burch III (67) -- Trustee -- One Rockefeller Plaza, New York, NY 10020. Managing Partner, A.W. Jones Co. (investments) (since 1984); Chairman, Jonathan Mfg. Corp. (slide manufacturing) (since 1977).

     John A. G. Gavin (70) -- Trustee -- 2100 Century Park West, Los Angeles, CA 90067. Member of Latin America Strategy Board (since 2001), formerly Partner and Managing Director, Hicks, Muse, Tate & Furst (Latin America) (private equity investment firm) (1994 - 2000); Chairman, Gamma Holdings (international capital and consulting) (since 1968); U.S. Ambassador to Mexico (1981 - 1986); Director, Apex Mortgage Capital, Inc., Causeway Capital Management Trust, Ibero-America Media Partners, International Wire Corp. and TCW Galileo Funds.

     *Nancy D. Celick (50) -- Trustee, President and Principal Executive Officer -- 725 South Figueroa Street, 39th Floor, Los Angeles, CA 90017. Chief Operating Officer of the Advisor (since 2001); First Vice President of Merrill Lynch Investment Managers, L.P. ("MLIM") (2000 - 2001); Director of MLIM
(1993 - 1999); Chief Financial Officer of Kennedy-Wilson, Inc. (auction marketing services) (1992 - 1993); Chief Financial Officer of First National Corporation (bank holding company) (1984 - 1992).


     Anna Marie S. Lopez (34) -- Treasurer and Principal Financial and Accounting Officer -- 725 South Figueroa Street, 39th Floor, Los Angeles, CA 90017. Chief Compliance Officer of the Advisor (since 2001); Compliance Officer of MLIM (1997 - 2001); Manager, Price Waterhouse (1991 - 1997).


     Richard H. Blank, Jr. (45) -- Secretary -- 111 Center Street, Little Rock, AR 72201. Senior Vice President of Stephens Inc. (since 1983); Director of Capo Inc. (since 1986).

     The Trust does not pay salaries to any of its officers or fees to any of its Trustees affiliated with the Advisor. The following table sets an estimate of the aggregate compensation that will be paid to the Trustees during the Trust's fiscal year ending June 30, 2002. The Trust is not part of a "Fund Complex."


                                                               ESTIMATED
                                                               AGGREGATE
                                                              COMPENSATION
                      NAME OF TRUSTEE                          FROM TRUST
                      ---------------                         ------------
Randall Breitenbach.........................................    $10,500
Robert L. Burch III.........................................    $10,500
Nancy D. Celick*............................................       None
John A. G. Gavin............................................    $10,500


---------------


*Interested Trustee


THE ADVISOR


     The Advisor provides the Funds with management and investment advisory services. Hotchkis and Wiley Capital Management, LLC is located at 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439. The Advisor is a limited liability company the primary members of which are HWCap Holdings, a limited liability company whose members are former employees of the investment advisor of the Mercury HW Funds (and current employees of the Advisor), and Stephens-H&W, a limited liability company whose primary member is Stephens Group, Inc., which is a diversified holding company. The Advisor supervises and arranges the purchase and sale of securities held in the Funds' portfolios and administers the Funds. The Advisor also manages other investment company portfolios and separate investment advisory accounts.



     Each Fund pays the Advisor for the services performed a fee at the annual rate of 0.75% of the Fund's average daily net assets.



     The Advisor has contractually agreed to limit for the fiscal year ending June 30, 2002 the annual operating expenses of each Fund as follows: for the Class I shares of the Large Cap Value Fund, Mid-Cap Value Fund and Small Cap Value Fund -1.05%, 1.15% and 1.25%, respectively, of the respective Fund's average net assets; for the Class A shares of the Large Cap Value Fund, Mid-Cap Value Fund and Small Cap Value Fund-1.30%, 1.40% and 1.50%, respectively, of the respective Fund's average net assets; and for the Class B and Class C shares of the Large Cap Value Fund, Mid-Cap Value Fund and Small Cap Value Fund-2.05%, 2.15% and 2.25%, respectively, of the respective Fund's average net assets.

     Each of the Investment Advisory Agreements provides that the Advisor shall not be liable to the Trust for any error of judgment by the Advisor or for any loss sustained by any of the Funds except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


PRINCIPAL UNDERWRITER


     Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201, an affiliate of the Advisor, is the Funds' distributor (the "Distributor") and makes a continuous offering of the Funds' shares. The Distributor may receive payments under the Distribution Plan described under "Purchase of Shares -- Distribution Plan." Stephens Inc. also is compensated for serving as the Funds' Administrator, as described under "General Information -- Administrator."


CODE OF ETHICS


     The Board of Trustees of the Trust has approved a Code of Ethics under Rule 17j-1 of the 1940 Act that covers the Trust, the Advisor and the Distributor (the "Code of Ethics"). The Code of Ethics permits personnel subject to the Code to invest in securities, including securities that may be purchased or held by a Fund. The protective provisions of the Code of Ethics prohibit certain investments and limit these personnel from making investments during periods when a Fund is making such investments. The Code of Ethics is on public file with, and is available from, the Securities and Exchange Commission.


PORTFOLIO TRANSACTIONS AND BROKERAGE


     The Investment Advisory Agreements state that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of each Fund by placing purchase and sale orders for that Fund, the Advisor shall select such broker-dealers ("brokers") as shall, in the Advisor's judgment, implement the policy of the Trust to achieve "best execution," that is, prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Agreements to consider the reliability, integrity and financial condition of the broker. The Advisor is also authorized by the Agreements to consider whether the broker provides brokerage and/or research services to a Fund and/or other accounts of the Advisor. The Agreements state that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid is reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Agreements provide that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid
(1) were for purposes contemplated by the Agreements; (2) were for products or services which provide lawful and appropriate assistance to the Advisor's decision-making process; and (3) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. The Advisor is also authorized to consider sales of shares of each Fund as a factor in the selection of brokers to execute brokerage and principal transactions, subject to the requirements of "best execution," as defined above, although the Advisor is not currently doing so.


     The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Trust in the valuation of the Funds' investments. The research which the Advisor receives for the Funds' brokerage commissions, whether or not useful to a Fund, may be useful to the Advisor in managing the accounts of the Advisor's other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to a Fund.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Funds directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.



                               PURCHASE OF SHARES



INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES



     Class A Shares -- Purchases Subject to an Initial Sales Charge. For purchases of Class A shares subject to an initial sales charge, the Distributor reallows a portion of the initial sales charge to dealers (which is alike for all dealers), as shown in the relevant Prospectus. (The term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institution having a selling agreement or any other similar agreement with the Distributor.) The difference between the total amount invested and the sum of (a) the net proceeds to the Fund and (b) the dealer reallowance, is the amount of the initial sales charge retained by the Distributor. Because of rounding in the computation of offering price, the portion of the sales charge retained by the Distributor may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of the offering price or as a percentage of the net amount invested as listed in the Prospectus.



     Class A Shares -- Purchases Subject to a CDSC (but not an Initial Sales Charge). For purchases of Class A shares subject to a CDSC, the Distributor pays commissions to dealers on new investments made through such dealers as follows:



  DEALER COMPENSATION
AS A % OF OFFERING PRICE             CUMULATIVE PURCHASE AMOUNT
------------------------             --------------------------
          1.00%                 On the first $2,000,000, plus
          0.80%                 Over $2,000,000 to $3,000,000, plus
          0.50%                 Over $3,000,000 to $50,000,000, plus
          0.25%                 Over $50,000,000



REDUCED INITIAL SALES CHARGES



     Right of Accumulation. Reduced sales charges apply through a right of accumulation under which eligible investors are permitted to purchase shares of a Fund subject to an initial sales charge at the offering price applicable to the total of:



     (1) the public offering price of the shares then being purchased


           +


     (2)an amount equal to the higher of the then current net asset value or cost of the purchaser's combined holdings of all classes of shares of the Funds.



     For any right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser's selected securities dealer or other financial intermediary, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to this confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.



     Letter of Intent. Reduced sales charges apply to purchases aggregating $25,000 or more of Class A shares of a Fund made within a 13-month period starting with the first purchase pursuant to the Letter of Intent. The Letter of Intent is available only to investors whose accounts are established and maintained at the Funds' Transfer Agent. The Letter of Intent is not available to employee benefit plans for which the Advisor provides plan participant record-keeping services. The Letter of Intent is not a binding obligation to purchase any amount of Class A shares, but its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of such purchase if you notify the Distributor in writing of this intent within the 90-day period. The value of Class A shares of a Fund presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the Letter of Intent, may be included as a credit toward the completion of the Letter, but the reduced sales charge applicable to the amount covered by the Letter will be applied only to new purchases. If the total amount of shares does not equal the amount stated in the Letter of Intent (minimum of $25,000), you will be notified and must pay, within 20 days of the execution of such Letter, the difference between the sales charge on the Class A shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class A shares equal to 5.0% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intent must be at least 5.0% of the dollar amount of such Letter. If a purchase during the term of such Letter would otherwise be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to that further reduced percentage sales charge, but there will be no retroactive reduction of the sales charges on any previous purchase.



DEFERRED SALES CHARGE ALTERNATIVES -- CLASS B AND CLASS C SHARES



     Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in a Fund.



     Because no initial sales charges are deducted at the time of the purchase, Class B and Class C shares provide the benefit of putting all of the investor's dollars to work from the time the investment is made. The deferred sales charge alternatives may be particularly appealing to investors that do not qualify for a reduction in initial sales charges. Both Class B and Class C shares are subject to ongoing service fees and distribution fees; however, the ongoing service and distribution fees potentially may be offset to the extent any return is realized on the additional funds initially invested in Class B or Class C shares. In addition, Class B shares will be converted into Class A shares of a Fund after a conversion period of approximately seven years, and thereafter investors will be subject to lower ongoing fees.


     The public offering price of Class B and Class C shares for investors choosing the deferred sales charge alternatives is the next determined net asset value per share without the imposition of a sales charge at the time of purchase. See "Pricing of Shares -- Determination of Net Asset Value" below.


     In determining whether a contingent deferred sales charge ("CDSC") is applicable to a redemption, the calculation will be determined in the manner that results in the lowest applicable rate being charged. The charge will be assessed on an amount equal to the original cost of the shares being redeemed, except for those who were Class B shareholders of Mercury HW Mid-Cap Value Fund on February 1, 2002. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends. It will be assumed that the redemption is first of shares held for over six years or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the six-year period. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

     The Funds' Class B CDSC schedule is included in the relevant Prospectus. The following table sets forth the Class B CDSC schedule for shareholders who formerly owned Class B shares of Mercury HW Mid-Cap Value Fund, for whom the CDSC is assessed an amount equal to the lesser of the proceeds of redemption or the original cost of the shares being redeemed:


                                            CDSC AS A PERCENTAGE
                                              OF DOLLAR AMOUNT
     YEAR SINCE PURCHASE PAYMENT MADE        SUBJECT TO CHARGE
     --------------------------------       --------------------
0-1.......................................          4.0%
1-2.......................................          4.0%
2-3.......................................          3.0%
3-4.......................................          3.0%
4-5.......................................          2.0%
5-6.......................................          1.0%
6 and thereafter..........................          None

     To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the third year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to a CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.0% (the applicable rate in the third year after purchase).


     While Class B shares redeemed within six years of purchase are subject to a CDSC under most circumstances, the charge may be reduced or waived in certain instances. These include certain post-retirement withdrawals from an individual retirement account ("IRA") or other retirement plan or redemption of Class B shares in certain circumstances following the death of a Class B shareholder. In the case of such withdrawal, the reduction or waiver applies to: (a) any partial or complete redemption in connection with a distribution following retirement under a tax-deferred retirement plan on attaining age 70 1/2 in the case of an IRA or other retirement plan, or part of a series of equal periodic payments (not less frequently than annually) made for life (or life expectancy) or any redemption resulting from the tax-free return of an excess contribution to an IRA (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution); or (b) any partial or complete redemption following the death or disability (as defined in the Code) of a Class B shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability, or if later, reasonably promptly following completion of probate or in connection with involuntary termination of an account in which Fund shares are held (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution).



     The charge may also be reduced or waived in other instances, such as: (a) redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers; and (b) withdrawals through the Systematic Withdrawal Plan of up to 10% per year of your account value at the time the plan is established.



     Conversion of Class B Shares to Class A Shares. After approximately seven years (the "Conversion Period"), Class B shares will be converted automatically into Class A shares of the same Fund. Automatic conversion of Class B shares into Class A shares will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset value of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge.



     In addition, shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class A shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying such dividend reinvestment shares were outstanding. If at the Conversion Date the conversion of Class B shares to Class A shares of a Fund in a single account will result in less than $50 worth of Class B shares being left in the account, all of the Class B shares of that Fund held in the account on the Conversion Date will be converted to Class A shares of the Fund.


     Class C shares that are redeemed within one year of purchase may be subject to a 1.0% CDSC charged as a percentage of the dollar amount subject thereto. It will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the one-year period. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption. The Class C CDSC may be waived in connection with involuntary termination of an account in which Fund shares are held and withdrawals through the Systematic Withdrawal Plans.



     Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers and other financial intermediaries related to providing distribution-related services to a Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial consultants for selling Class B and Class C shares from the dealer's own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of a Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. See "Distribution Plan" below. The Distributor will pay dealers (as previously defined) a commission of 4% of the purchase price for Class B shares and 1% of the purchase price for Class C shares. Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the National Association of Securities Dealers, Inc. (the "NASD") asset-based sales charge rule. See "Limitations on the Payment of Deferred Sales Charges" below.


DISTRIBUTION PLAN


     Reference is made to "Shareholder Services -- Pricing of Shares" in the Prospectus for Class A, Class B and Class C shares of the Funds for certain information on the distribution plan for Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan") with respect to the distribution and service fees paid by each Fund to the Distributor with respect to such classes.



     The Distribution Plan for the Class A, Class B and Class C shares provides that each Fund pays the Distributor a service fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets of the Class A shares of the relevant Fund and at the annual rate of 0.25% of the average daily net assets of that Fund attributable to Class B and Class C shares, respectively, in order to compensate the Distributor and selected securities dealers or other financial intermediaries in connection with account maintenance and other shareholder servicing activities with respect to Class A, Class B and Class C shares. Each of those classes has exclusive voting rights with respect to the Distribution Plan adopted with respect to such class pursuant to which distribution and service fees are paid (except that Class B shareholders may vote on any material changes to expenses charged with respect to Class A shares).



     The Distribution Plan for the Class B and Class C shares provides that each Fund also pays the Distributor a distribution fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of that Fund attributable to the shares of the relevant class in order to compensate the Distributor and selected securities dealers or other financial intermediaries for providing shareholder and distribution services, and bearing certain distribution-related expenses of the Fund, including payments to securities dealers and other financial intermediaries for selling Class B and Class C shares of that Fund. The Distribution Plan as it relates to Class B and Class C shares is designed to permit an investor to purchase Class B and Class C shares through securities dealers and other financial intermediaries without the assessment of an initial sales charge and at the same time permit the Distributor to compensate securities dealers and other financial intermediaries in connection with the sale of the Class B and Class C shares. In this regard, the purpose and function of the ongoing distribution fees and the CDSC are the same as those of the initial sales charge with respect to the Class A shares of the Fund in that the ongoing distribution fees and deferred sales charges provide for the financing of the distribution of the Fund's Class B and Class C shares.

     The Funds' Distribution Plan is subject to the provisions of Rule 12b-1 under the 1940 Act. In their consideration of the Distribution Plan, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to each Fund and the related class of shareholders. The Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees then in office. In approving the Distribution Plan in accordance with Rule 12b-1, the non-interested Trustees concluded that there is a reasonable likelihood that the Distribution Plan will benefit that Fund and its related class of shareholders. The Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the non-interested Trustees or by the vote of the holders of a majority of the outstanding related class of voting securities of a Fund. The Distribution Plan cannot be amended to increase materially the amount to be spent by a Fund without the approval of the related class of shareholders, and all material amendments are required to be approved by the vote of Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that a Fund preserve copies of the Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Distribution Plan or such report, the first two years in an easily accessible place.



     Among other things, the Distribution Plan provides that the Distributor shall provide and the Trustees shall review quarterly reports of the disbursement of the distribution and service fees paid to the Distributor. Payments under the Distribution Plan are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from the Distribution Plan may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses will be presented to the Trustees for their consideration in connection with their deliberations as to the continuance of the Distribution Plan.


LIMITATIONS ON THE PAYMENT OF DEFERRED SALES CHARGES


     The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset-based sales charges such as the distribution fee and the CDSC borne by the Class B and Class C shares, but not the service fee. The maximum sales charge rule is applied separately to each class. The maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by a Fund to (1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC).


                              REDEMPTION OF SHARES


     Reference is made to "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus for Class A, Class B and Class C shares of the Funds and "How to Sell Shares" in the Prospectus for Class I shares of the Funds.


     Each Fund is required to redeem for cash all shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Except for any CDSC that may be applicable, there will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

     The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for any period during which trading on the NYSE is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of a Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Funds.

     The value of shares of a Fund at the time of redemption may be more or less than the shareholder's cost, depending in part on the market value of the securities held by that Fund at such time.



     In electing a telephone redemption, the investor authorizes the Funds and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by the Funds or the Transfer Agent to be genuine. Neither the Funds nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in the Prospectuses. Since this account feature involves a risk of loss from unauthorized or fraudulent transactions, the Transfer Agent will take certain precautions to protect your account from fraud. Telephone redemption may be refused if the caller is unable to provide: the account number, the name and address registered on the account and the social security number registered on the account. The Funds or the Transfer Agent may temporarily suspend telephone transactions at any time.



     For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption. At various times a Fund may be requested to redeem shares for which it has not yet received good payment (e.g., cash, federal funds or certified check drawn on a U.S. bank). A Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash, federal funds or certified check drawn on a U.S. bank) has been collected for the purchase of such Fund shares, which usually will not exceed 12 days. In the event that a shareholder account held directly with the Transfer Agent contains a fractional share balance, such fractional share balance will be automatically redeemed by that Fund.



                               PRICING OF SHARES


DETERMINATION OF NET ASSET VALUE


     Reference is made to "How Shares are Priced" in each Prospectus.


     The net asset value of the shares of all classes of each Fund is determined once daily Monday through Friday as of the close of regular trading on the NYSE on each day the NYSE is open for trading based on prices at the time of the close of regular trading. Regular trading on the NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Net asset value of a Fund is computed by dividing the value of the securities held by that Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Advisor, are accrued daily.


     For each Fund, the per share net asset value of Class A, Class B and Class C shares generally will be lower than the per share net asset value of Class I shares, reflecting the daily expense accruals of the distribution and service fees applicable with respect to Class A, Class B and Class C shares. Moreover, the per share net asset value of the Class B and Class C shares of a Fund generally will be lower than the per share net asset value of Class A shares of that Fund, reflecting the daily expense accruals of the higher distribution and service fees applicable with respect to Class B and Class C shares of the Fund. It is expected, however, that the per share net asset value of the four classes of each Fund will tend to converge (although not necessarily meet) immediately after the payment of dividends which will differ by approximately the amount of the expense accrual differentials between the classes.



     Securities are valued by an independent pricing agent to the extent possible. In determining the net asset value of each Fund's shares, equity securities that are listed on a securities exchange (whether domestic or foreign) or quoted by The Nasdaq Stock Market ("NSM") are valued at the last sale price on that day as of the close of regular trading on the New York Stock Exchange (which is currently 4:00 p.m., New York time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or on NSM. Unlisted equity securities that are not included in NSM are valued at the average of the quoted bid and asked prices in the over-the-counter market.



     Fixed-income securities which are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange. However, securities with a demand feature exercisable within one to seven days are valued at par. Prices for fixed-income securities may be based on quotations received from one or more market-makers in the securities, or on evaluations from pricing services. Fixed-income securities for which quotations or prices are not readily available are valued at their fair value as determined by the Advisor under guidelines established by the Board of Trustees, with reference to fixed-income securities whose prices are more readily obtainable or to an appropriate matrix utilizing similar factors. As a broader market does not exist, the proceeds received upon the disposal of such securities may differ from their recorded value. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.



     Options, futures contracts and options thereon which are traded on exchanges are valued at their last sale or settlement price as of the close of the exchanges or, if no sales are reported, at the average of the quoted bid and asked prices as of the close of the exchange.



     Trading in securities listed on foreign securities exchanges or over-the-counter markets is normally completed before the close of regular trading on the New York Stock Exchange. In addition, foreign securities trading may not take place on all business days in New York and may occur on days on which the New York Stock Exchange is not open. In addition, foreign currency exchange rates are generally determined prior to the close of trading on the New York Stock Exchange. Events affecting the values of foreign securities and currencies will not be reflected in the determination of net asset value unless the Board of Trustees determines that the particular event would materially affect net asset value, in which case an adjustment will be made. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Foreign currency exchange transactions conducted on a spot basis are valued at the spot rate prevailing in the foreign exchange market.



     Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Advisor under guidelines established by and under the general supervision and responsibility of the Board of Trustees.


     Each investor in each Fund may add to or reduce its investment in that Fund on each day the NYSE is open for trading. The value of each investor's interest in each Fund will be determined as of the close of regular trading on the NYSE by multiplying the net asset value of that Fund by the percentage, effective for that day, that represents that investor's share of the aggregate interests in the Fund. The close of regular trading on the NYSE is generally 4:00 p.m., Eastern time. Any additions or withdrawals to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in that Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Fund effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Fund as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Fund by all investors in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund after the close of regular trading on the NYSE on the next determination of net asset value of that Fund.

COMPUTATION OF OFFERING PRICE PER SHARE


     An illustration of the computation of the offering price for Class I, Class A, Class B and Class C shares of each Fund, based on the value of the Fund's net assets and number of shares outstanding on October 17, 2001, is calculated as set forth below:


LARGE CAP VALUE FUND


                                                              CLASS I   CLASS A   CLASS B   CLASS C
                                                              -------   -------   -------   -------
Net Assets..................................................  $8,333    $8,333    $8,333    $8,333
                                                              ======    ======    ======    ======
Number of Shares Outstanding................................     833       833       833       833
                                                              ======    ======    ======    ======
Net Asset Value Per Share (net assets divided by number of
  shares outstanding).......................................  $10.00    $10.00    $10.00    $10.00
Sales Charge (for Class A shares:
  5.25% of offering price (5.54% of net asset value per
     share))*...............................................              0.55        **        **
                                                              ------    ------    ------    ------
Offering Price..............................................  $10.00    $10.55    $10.00    $10.00
                                                              ======    ======    ======    ======


MID-CAP VALUE FUND


                                                              CLASS I   CLASS A   CLASS B   CLASS C
                                                              -------   -------   -------   -------
Net Assets..................................................  $8,333    $8,333    $8,333    $8,333
                                                              ======    ======    ======    ======
Number of Shares Outstanding................................     833       833       833       833
                                                              ======    ======    ======    ======
Net Asset Value Per Share (net assets divided by number of
  shares outstanding).......................................  $10.00    $10.00    $10.00    $10.00
Sales Charge (for Class A shares:
  5.25% of offering price (5.54% of net asset value per
     share))*...............................................              0.55        **        **
                                                              ------    ------    ------    ------
Offering Price..............................................  $10.00    $10.55    $10.00    $10.00
                                                              ======    ======    ======    ======


SMALL CAP VALUE FUND


                                                              CLASS I   CLASS A   CLASS B   CLASS C
                                                              -------   -------   -------   -------
Net Assets..................................................  $8,333    $8,333    $8,333    $8,333
                                                              ======    ======    ======    ======
Number of Shares Outstanding................................     833       833       833       833
                                                              ======    ======    ======    ======
Net Asset Value Per Share (net assets divided by number of
  shares outstanding).......................................  $10.00    $10.00    $10.00    $10.00
Sales Charge (for Class A shares:
  5.25% of offering price (5.54% of net asset value per
     share))*...............................................              0.55        **        **
                                                              ------    ------    ------    ------
Offering Price..............................................  $10.00    $10.55    $10.00    $10.00
                                                              ======    ======    ======    ======


---------------

 * Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.



** Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption. See "Purchase of Shares -- Deferred Sales Charges Alternatives -- Class B and Class C Shares" herein.


                            DIVIDENDS AND TAX STATUS

     Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Qualification as a regulated investment company requires, among other things, that (1) at least 90% of each Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from payments with respect to securities loans, interest, dividends and gains from the sale or other disposition of stock, securities, or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (2) each Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). In addition, in order not to be subject to federal taxation, each Fund must distribute to its shareholders at least 90% of its investment company taxable income earned in each year.



     A Fund is required to pay a 4% excise tax to the extent it does not distribute to its shareholders during any calendar year at least 98% of its ordinary income for that calendar year, 98% of the excess of its capital gains over its capital losses for the one-year period ending October 31 in such calendar year, and all undistributed ordinary income and capital gains for the preceding respective one-year period. The Funds intend to meet these distribution requirements to avoid excise tax liability. If the net asset value of shares of a Fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal income tax purposes.



     In determining the extent to which a Fund's dividends may be eligible for the 70% dividends received deduction by corporate shareholders, interest income, capital gain net income, gain or loss from "Section 1256 contracts," dividend income from foreign corporations and income from other sources will not constitute qualified dividends. Corporate shareholders should consult their tax advisors regarding other requirements applicable to the dividends received deduction.



     Special rules apply to the treatment of certain futures contracts, forward foreign currency exchange contracts (Section 1256 contracts) and certain listed options. At the end of each year, such investments held by a Fund must be "marked to market" for federal income tax purposes; that is, treated as having been sold at their fair market value. Except to the extent that such gains or losses are treated as "Section 988" gains or losses, as described below, sixty percent of any gain or loss recognized on these "deemed sales" and on actual dispositions may be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.


     Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on forward foreign currency exchange contracts or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition are also treated as ordinary gain or loss. These gains, referred to as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the Fund's net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions, and any ordinary dividend distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing the basis of each shareholder's shares.

     Any loss realized on a sale, redemption or exchange of shares of a Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period beginning 30 days before the disposition of shares. Shares received in connection with the payment of a dividend by a Fund constitute a replacement of shares.


     The per share dividends on Class B and Class C shares will be lower than the per share dividends on Class I and Class A shares of the same Fund, as a result of the distribution and service fees applicable to the Class B and Class C shares. Similarly, the per share dividends on Class A shares will be lower than the per share dividends on Class I shares as a result of the distribution and service fees applicable with respect to the

Class A shares. The per share distributions of net capital gains, if any, will be paid in the same amount for each class of the same Fund.

                                PERFORMANCE DATA


     From time to time the Funds may include average annual total return and other total return data in advertisements or information furnished to present or prospective shareholders. Total return figures are based on a Fund's historical performance and are not intended to indicate future performance. Average annual total return is determined separately for each class of shares of each Fund in accordance with a formula specified by the Commission.



     Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class A shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period as in the case of Class B and Class C shares. Dividends paid by each Fund with respect to all shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that distribution and service fees relating to each class of shares of the Funds will be borne exclusively by that class.


     The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. A Fund's total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical $1,000 investment in a Fund at the beginning of each specified period.

     In order to reflect the reduced sales charges in the case of Class A shares or the waiver of the CDSC in the case of Class B or Class C shares applicable to certain investors, as described under "Purchase of Shares" and "Redemption of Shares," respectively, the total return data quoted by a Fund in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may take into account the waiver of the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses is deducted.


     The Funds were organized to acquire the assets and liabilities of Mercury HW Large Cap Value Fund, Mercury HW Mid-Cap Value Fund and Mercury HW Small Cap Value Fund (the "Mercury HW Funds"). The assets and liabilities of the Mercury HW Funds have been transferred to the respective Funds in exchange for shares of the Funds and the Funds, as the accounting survivors of this reorganization, include in their performance the performance of the Mercury HW Funds.

     Average annual total returns for the Mercury HW Funds for the periods ended June 30, 2001 were as follows:



                                    1 YR.     5 YR.     10 YR.     SINCE INCEPTION
                                    ------    ------    ------    -----------------
Mercury HW Large Cap Value Fund
  Class I shares..................  +31.90%   +11.91%   +13.34%   +11.18% (6/24/87)
Mercury HW Mid-Cap Value Fund
  Class I shares..................  +40.36%      N/A       N/A    +19.76%  (1/2/97)
Mercury HW Small Cap Value Fund
  Class I shares..................  +55.69%   +11.50%   +12.83%   +12.19% (9/20/85)


     In advertising and sales literature, a Fund may compare its performance to that of various broad market indexes, including without limitation the Standard & Poor's 500 Composite Stock Price Index, Russell Midcap Index, Russell 2000 Index and other published indexes. When comparing its performance to a market index, a Fund may refer to various statistical measures derived from the historic performance of the Fund and the index, such as standard deviation and beta. In addition, a Fund may refer in advertising or sales literature to (i) mutual fund performance ratings, rankings and comparisons (including risk-adjusted ratings, rankings and comparisons), (ii) other comparisons of mutual fund data including assets, expenses, fees and other data, and (iii) other discussions reported in or assigned by Barron's, Business Week, CDA Investment Technology, Inc., Financial World, Forbes Magazine, Fortune Magazine, Lipper Inc., Money Magazine, U.S. News & World Report, The Wall Street Journal and other industry publications. A Fund may also make reference to awards that may be given to the Advisor. As with other performance data, performance comparisons should not be considered indicative of a Fund's relative performance for any future period.


     A Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of a Fund's portfolio composition, investment philosophy, strategy or investment techniques, comparisons of a Fund's performance or portfolio composition to that of other funds or types of investments, indexes relevant to the comparison being made, or to a hypothetical or model portfolio. A Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.


                              GENERAL INFORMATION

DESCRIPTION OF SHARES


     The Funds each offer four classes of shares: Class I shares, Class A shares, Class B shares and Class C shares.



     The Agreement and Declaration of Trust permits the Trustees to establish and designate separate portfolios or funds of the Trust holding the assets of the Trust, the beneficial interests in each of which are represented by a separate series of shares. The Trustees are permitted to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the particular Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share, except that the Class A, Class B and Class C shares are subject to distribution and service fees payable under the Distribution Plan. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional classes of shares. The Board of Trustees has created four series of shares, and may create additional series in the future, which have separate assets and liabilities. The Hotchkis and Wiley Equity Fund for Insurance Companies has no assets and will be terminated.

     The Agreement and Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Agreement and Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Agreement and Declaration of Trust also provides that the Trust shall indemnify any shareholder for any loss arising out of a claim or demand relating to such person being or having been a shareholder.

     Ten shareholders holding the lesser of $25,000 worth or one percent of the Trust's shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders.

     The Trust or any Fund may be terminated if approved by the vote of a majority of the Trustees. If not so terminated, the Trust will continue indefinitely.

     Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

     Common expenses incurred by the Trust are allocated among the Funds based upon relative net assets or evenly among the Funds, depending on the nature of the expenditure.


     Except for any amendment that is required to be approved by shareholders by the 1940 Act or by this registration statement, the Trustees may, without shareholder vote, restate, amend or otherwise supplement the Agreement and Declaration of Trust. The holders of shares have no preemptive or conversion rights. Shares when issued pursuant to a Prospectus of a Fund are fully paid and non-assessable.


ISSUANCE OF FUND SHARES FOR SECURITIES

     Investors may purchase Fund shares for consideration consisting of securities rather than cash when, in the judgment of the Advisor, the securities: (a) meet the investment objective and policies of the Fund, (b) are liquid and not subject to restrictions on resale, and (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market.

REDEMPTION IN KIND


     If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly in cash, a Fund may pay the redemption price in part by a distribution in kind of readily marketable securities from the portfolio of the Fund, in lieu of cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.


INDEPENDENT AUDITORS

     PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, has been selected as the independent auditors of the Funds. The independent auditors are responsible for auditing the annual financial statements of the Funds.

CUSTODIAN

     Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109-3661, acts as custodian of each Fund's assets (the "Custodian"). The Custodian is responsible for safeguarding and controlling a Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.

TRANSFER AGENT


     U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as the Funds' Transfer Agent pursuant to a transfer agency agreement and as the Funds' fund accountant pursuant to a separate agreement. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.


ADMINISTRATOR


     Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201, an affiliate of the Advisor which also serves as the Funds' Distributor, is the Funds' administrator. For its services as administrator, it receives an annual fee at the rate of .10% of the Funds' aggregate net assets up to $200 million, .09% of the Funds' aggregate net assets for the next $500 million and .08% of the Funds' aggregate net assets over $700 million.


LEGAL COUNSEL


     Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, is counsel for the Trust.


REPORTS TO SHAREHOLDERS


     The fiscal year of each Fund ends on June 30 of each year. Each Fund sends to its shareholders at least semi-annually reports showing the Fund's portfolio and other information. An annual report containing financial statements audited by independent auditors is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions. Only one copy of these reports is sent to the same household, unless a shareholder instructs otherwise.


SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to a Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

ADDITIONAL INFORMATION


     The Prospectuses and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Trust has filed with the Commission, Washington, D.C., under the Securities Act and the 1940 Act, to which reference is hereby made.

PRINCIPAL HOLDERS


     As of January 15, 2002, the Distributor owned all of the outstanding shares of the Large Cap Value Fund, the Mid-Cap Value Fund and the Small Cap Value Fund, and thus controls each Fund.



                              FINANCIAL STATEMENTS



     The audited financial statements of Mercury HW Large Cap Value Fund, Mercury HW Mid-Cap Value Fund and Mercury HW Small Cap Value Fund are incorporated by reference in this Statement of Additional Information to their annual reports for the fiscal year ended June 30, 2001. You may request a copy of an annual report at no charge by calling 1-866-HW-FUNDS (1-866-493-8637).

                            HOTCHKIS AND WILEY FUNDS

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 17, 2001

                                                                                              HW
                                                     HW LARGE     HW MID-      HW SMALL    INSURANCE
                                                     CAP FUND     CAP FUND     CAP FUND      FUND
                                                    ----------   ----------   ----------   ---------
ASSETS:
Cash..............................................  $33,333.34   $33,333.33   $33,333.33    $10.00
  Total assets....................................  $33,333.34   $33,333.33   $33,333.33    $10.00
                                                    ==========   ==========   ==========    ======
LIABILITIES:
Liabilities and accrued expenses..................          --           --           --        --
                                                    ----------   ----------   ----------    ------
NET ASSETS:.......................................  $33,333.34   $33,333.33   $33,333.33    $10.00
                                                    ==========   ==========   ==========    ======
NET ASSETS CONSIST OF:
Class I shares, 833 shares issued and
  outstanding.....................................  $ 8,333.34   $ 8,333.34   $ 8,333.34
Class A shares, 833 shares issued and
  outstanding.....................................    8,333.34     8,333.33     8,333.33
Class B shares, 833 shares issued and
  outstanding.....................................    8,333.33     8,333.33     8,333.33
Class C shares, 833 shares issued and
  outstanding.....................................    8,333.33     8,333.33     8,333.33
Beneficial shares, 1 share issued and
  outstanding.....................................          --           --           --    $10.00
                                                    ----------   ----------   ----------    ------
NET ASSETS:.......................................  $33,333.34   $33,333.33   $33,333.33    $10.00
                                                    ==========   ==========   ==========    ======
NET ASSET VALUE:
Class I -- Based on net assets of $8,333 and
  833 shares outstanding..........................  $    10.00   $    10.00   $    10.00
                                                    ==========   ==========   ==========
Class A -- Based on net assets of $8,333 and
  833 shares outstanding..........................  $    10.00   $    10.00   $    10.00
                                                    ==========   ==========   ==========
Class B -- Based on net assets of $8,333 and
  833 shares outstanding..........................  $    10.00   $    10.00   $    10.00
                                                    ==========   ==========   ==========
Class C -- Based on net assets of $8,333 and
  833 shares outstanding..........................  $    10.00   $    10.00   $    10.00
                                                    ==========   ==========   ==========
Beneficial Shares -- Based on net assets of $10
  and 1 share outstanding.........................                                          $10.00
                                                                                            ======

                            HOTCHKIS AND WILEY FUNDS

                        NOTES TO THE FINANCIAL STATEMENT
                                OCTOBER 17, 2001

1.  ORGANIZATION

     Hotchkis and Wiley Funds (the "Trust", consisting of the separate series of Hotchkis and Wiley Large Cap Value Fund ("HW Large Cap Fund"), Hotchkis and Wiley Mid-Cap Value Fund ("HW Mid-Cap Fund"), Hotchkis and Wiley Small Cap Value Fund ("HW Small Cap Fund") and Hotchkis and Wiley Equity Fund for Insurance Companies ("HW Insurance Fund"), collectively the "Funds") was organized as a Delaware business trust on July 23, 2001 to acquire the assets of certain Mercury HW Funds. The Trust is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. To date, the HW Large Cap Fund, the HW Mid-Cap Fund and the HW Small Cap Fund have not had any transactions other than those relating to organizational matters and the sale of their Class I, Class A, Class B and Class C shares to Stephens Inc. (the "Distributor"). Additionally, the HW Insurance Fund has not had any transactions other than those relating to organizational matters and the sale of one of its shares to Hotchkis and Wiley Capital Management, LLC (the "Advisor").

     Each class of shares has its own sales charge and expense structure. Shares of the Funds are not currently being offered, pending the shareholder approval and reorganization of Mercury HW Funds, currently anticipated to occur on February 4, 2002.

     The Trust was authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. The HW Large Cap Fund, HW Mid-Cap Fund and HW Small Cap Fund are each authorized to issue an unlimited number of shares of beneficial interest divided into four classes. The HW Insurance Fund is authorized to issue an unlimited number of shares of beneficial interest of a single class.

2.  INVESTMENT ADVISOR AGREEMENT

     Each of the Funds has entered into an investment advisory agreement with the Advisor, whereby the Funds will pay the Advisor a fee, computed daily and payable monthly, at the following annual rates:

                 FUND                                          ANNUAL FEE
                 ----                                          ----------
HW Large Cap Fund......................  .75%
HW Mid-Cap Fund........................  .75%
HW Small Cap Fund......................  .75%
HW Insurance Fund......................  .60% on the first $10 million; .50% thereafter

     The Advisor has contractually agreed to waive management fees and/or reimburse expenses of each Fund through June 30, 2002 as follows:

                    FUND                       CLASS I   CLASS A   CLASS B   CLASS C
                    ----                       -------   -------   -------   -------
HW Large Cap Fund............................   1.05%     1.30%     2.05%     2.05%
HW Mid-Cap Fund..............................   1.15%     1.40%     2.15%     2.15%
HW Small Cap Fund............................   1.25%     1.50%     2.25%     2.25%
HW Insurance Fund............................  all operating expenses other than management fees

3.  OFFERING COSTS

     Offering costs consisting of legal and printing fees related to preparing the initial registration statement will be paid by the Advisor. The Advisor, on behalf of the Funds, will also incur organization costs of approximately $120,000.

4.  DISTRIBUTION PLAN

     Each of the Funds (except for the HW Insurance Fund) has adopted a distribution plan for Class A, Class B and Class C shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Each class pays the Distributor an account maintenance fee at the annual rate of 0.25% of the average daily net assets of

                            HOTCHKIS AND WILEY FUNDS

                                OCTOBER 17, 2001

the applicable class of the Fund and Class B and Class C shares pay the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the respective classes of the Fund.

5.  TAXES

     The Funds intend to qualify as, and elect to be treated as, regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. As such, the Funds will make the requisite distributions of income and capital gains to its shareholders to relieve them from all or substantially all Federal income taxes.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Hotchkis and Wiley Funds

     In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Hotchkis and Wiley Funds (the "Fund") at October 17, 2001, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

October 18, 2001

                       APPENDIX -- DESCRIPTION OF RATINGS

MOODY'S INVESTORS SERVICE

BOND RATINGS:

"Aaa" -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

"A" -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

"Baa" -- Bonds which are rated Baa are considered as medium-grade obligations (that is, they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers "1," "2" and "3" in each generic rating classification from Aa through Baa. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the company ranks in the lower end of that generic rating category.

SHORT-TERM DEBT RATINGS:

Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.

"PRIME-1" -- Issuers rated "Prime-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of these characteristics:
     - Leading market positions in well-established industries.
     - High rates of return on funds employed.
     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

"PRIME-2" -- Issuers rated "Prime-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

BOND RATINGS:

"AAA" -- An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA" -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its commitment on the obligation.

COMMERCIAL PAPER RATINGS:

"A-1" -- This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

"A-2" -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. AND DUFF & PHELPS CREDIT RATING CO.

BOND RATINGS:

"AAA" -- Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

"AA" -- Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A" -- High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

"BBB" -- Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

PLUS (+) MINUS (--) -- Plus and minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to short-term ratings other than "F1."

SHORT-TERM DEBT RATINGS:

"F1" -- Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

"F2" -- Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

"F3" -- Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                                     PART C
                               OTHER INFORMATION

ITEM 23.  EXHIBITS

                 (a)(1)   Agreement and Declaration of Trust(1)
                    (2)   Certificate of Trust(1)
                 (b)      By-Laws(1)
                 (c)      Instruments Defining Rights of Shareholders(1)
                 (d)(1) Investment Advisory Agreement relating to the Hotchkis and Wiley Large Cap Value Fund(2)
                    (2) Investment Advisory Agreement relating to the Hotchkis and Wiley Small Cap Value Fund(2)
                    (3)   Investment Advisory Agreement relating to the
                          Hotchkis and Wiley Mid-Cap Value Fund(2)
                    (4)   Investment Advisory Agreement relating to the
                          Hotchkis and Wiley Equity Fund for Insurance
                          Companies(2)

                 (e)(1)   Distribution Agreement(2)
                    (2)   Form of Selling Group Agreement(2)
                 (g)      Custodian Agreement(2)
                 (h)(1)   Accounting Services Agreement(2)
                    (2) License Agreement with Hotchkis and Wiley Capital Management, LLC(2)
                    (3)   Transfer Agent Servicing Agreement(2)
                    (4)   Expense Cap Agreement(2)
                    (5)   Administration Agreement(2)
                 (i)      Legal opinion(2)
                 (j)(1)   Consent of Independent Auditors*
                    (2)   Consent of Independent Accountants*
                    (3)   Consent of Counsel*
                 (l)      Initial Capital Agreements(2)
                 (m)      Distribution Plan(2)
                 (n)      Rule 18f-3 Plan(2)
                 (p)(1)   Fund's and Adviser's Code of Ethics(2)
                    (2)   Principal Underwriter's Code of Ethics(2)


----------------------------
*        Filed herewith.
(1) Incorporated by reference to the Fund's Registration Statement on Form N-1A filed on August 30, 2001 (File No. 333-68740).


(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-1A filed on October 19, 2001 (File No. 333-68740).


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

          Stephens Inc. owns all of the outstanding shares of Hotchkis and Wiley Large Cap Value Fund, Hotchkis and Wiley Mid-Cap Value Fund and Hotchkis and Wiley Small Cap Value Fund, and thus controls these Funds. Hotchkis and Wiley Capital Management, LLC ("H&W") owns the only outstanding share of Hotchkis and Wiley Equity Fund for Insurance Companies and thus controls that Fund.

ITEM 25.  INDEMNIFICATION

                As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act"), and pursuant to Sections 2, 3 and 4 of
Article VII of the Registrant's Agreement and Declaration of Trust (Exhibit
(a)(1) to this Registrant Statement), Trustees, officers, employees and agents of the Trust will be indemnified to the maximum extent permitted by Delaware law and the 1940 Act.

                Article VII, Sections 2 and 3 provide, inter alia, that no Trustee of the Registrant shall be liable to the Registrant, its holders, or to any other Trustee for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

                Article VII, Section 2 of the Registrant's Agreement and Declaration of Trust provides:

                Section 2. Indemnification and Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this
Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, adviser, sub-adviser or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust and any Person who is serving or has served at the Trust's request as a director, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the Series that such person extended credit to, contracted with or has a claim against, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or her capacity as Trustee or Trustees and such Trustee or Trustees shall not be personally liable thereon. At the Trustees' discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on liability of Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust by a Trustee or Trustees in such capacity and not individually or by an officer or officers in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officers or Shareholders individually.

                Article 11, Section 3 of the Registrant's By-laws further provides:

        Section 3. Limitations, Settlements. No indemnification shall be provided hereunder to an agent:

                (1) who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

                (2) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

                (i) by the court or other body before which the proceeding was brought;

                (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or
                        (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

                As permitted by Article VII, Section 4 of the Registrant's Agreement and Declaration of Trust, the Trustees may maintain insurance for Trustees, officers, employees and agents in the amount the Trustees deem adequate.

                The Registrant hereby undertakes that it will apply the indemnification provisions of its Agreement and Declaration of Trust and Bylaws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER


                Set forth below is a list of each executive officer and partner of H&W indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since January 1, 2000 for his, her or its own account or in the capacity of director, officer, partner or trustee.


                                                                                OTHER SUBSTANTIAL BUSINESS,
                                                                                PROFESSION, VOCATION OR
NAME AND ADDRESS                     POSITION WITH THE INVESTMENT ADVISER       EMPLOYMENT
----------------                     ------------------------------------       ---------------------------
George H. Davis, Jr.                 Member of Executive Committee and          Member of HWCap Holdings,
                                     Chief Executive Officer of H&W             LLC (since 2001); Managing
                                                                                Director of Merrill Lynch
                                                                                Investment Managers, L.P.
                                                                                ("MLIM") (1996-2001).

Nancy D. Celick                      Member of Executive Committee and          Member of HWCap Holdings
                                     Chief Operating Officer of H&W             (since 2001); First Vice President
                                                                                of MLIM (1996-2001).

Warren A. Stephens                   Member of Executive Committee of           President and Chief Executive
                                     H&W                                        Officer of Stephens Inc., 111
                                                                                Center Street, Little Rock,
                                                                                Arkansas 72201

Jon E. M. Jacoby                     Member of Executive Committee of           Senior Executive Vice President of
                                     H&W                                        Stephens Inc., 111 Center Street,
                                                                                Little Rock, Arkansas 72201

ITEM 27.  PRINCIPAL UNDERWRITERS

         a. Stephens Inc. ("Stephens"), distributor for the Registrant, does not presently act as investment advisor for any other registered investment companies, but does act as principal underwriter for Barclays Global Investors Funds, Inc; Nations Fund, Inc.; Nations Fund Trust; Nations Reserves; Nations Funds Trust; Nations Annuity Trust; Wells Fargo Variable Trust and Wells Fargo Funds Trust; and is the exclusive placement agent for Nations Master Investment Portfolio and Wells Fargo Core Trust, all of which are registered open-end management investment companies.

         b. Information with respect to each director and officer of the principal underwriter is incorporated by reference to the relevant portions of Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file No. 501-15510).

         c. Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS


         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant or Registrant's investment adviser, 725 S. Figueroa Street, 39th Floor, Los Angeles, California 90017, or Registrant's transfer agent, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or Registrant's custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109.


ITEM 29.  MANAGEMENT SERVICES


         Not applicable.

ITEM 30.  UNDERTAKINGS

         Not applicable.

                                   SIGNATURES


       Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California, on the 28th day of January, 2002.


                                             HOTCHKIS AND WILEY FUNDS

                                             By:     /s/ NANCY D. CELICK
                                                -------------------------------
                                                         Nancy D. Celick
                                                             President

       Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



        Signature                                       Title                            Date
        ---------                                       -----                            ----



   /s/   NANCY D. CELICK                   Trustee and Principal Executive         January 28, 2002
----------------------------------------               Officer
         Nancy D. Celick


   /s/   ANNA MARIE LOPEZ                      Principal Financial and             January 28, 2002
----------------------------------------          Accounting Officer
         Anna Marie Lopez

   /s/   RANDALL H. BREITENBACH                        Trustee                     January 28, 2002
----------------------------------------
         Randall H. Breitenbach

   /s/   ROBERT L. BURCH III                           Trustee                     January 28, 2002
----------------------------------------
         Robert L. Burch III

   /s/   JOHN A.G. GAVIN                               Trustee                     January 28, 2002
----------------------------------------
         John A.G. Gavin

                            HOTCHKIS AND WILEY FUNDS

                                 EXHIBIT INDEX



Exhibit
Number                         Description
-------                        ----------
(j)(1)    Consent of independent auditors
   (2)    Consent of independent accountants
   (3)    Consent of counsel
